UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES Investment Company Act file number: 811-23221

FS Credit Income Fund (Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)		19112 (Zip code)

Michael C. Forman FS Credit Income Fund 201 Rouse Boulevard Philadelphia, Pennsylvania 19112 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150 Date of fiscal year end: October 31 Date of reporting period: April 30, 2021

Item 1.Reports to Shareholders.

(a)The semi-annual report (the “Semi-Annual Report”) of FS Credit Income Fund (the “Fund”) for the six months ended April 30, 2021 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

FS Credit Income Fund

Semi-annual report

2021

FS Credit Income Fund

Portfolio Review

The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of April 30, 2021 (unaudited):

Portfolio composition (by fair value)
Senior Secured Loans—First Lien	11%
Senior Secured Loans—Second Lien	1%
Senior Secured Bonds	16%
Unsecured Bonds	35%
CLO/Structured Credit	27%
Municipal Bonds	2%
Emerging Markets Debt	5%
Preferred Equity	1%
Common Equity	2%
100%

Top 10 Holdings (by fair value)
Petroleos Mexicanos	3%
California Resources Corp.	3%
Thryv Inc.	1%
Shelf Drilling Holdings Ltd.	1%
CSC Holdings LLC	1%
Frontier North, Inc.	1%
Altice France SA	1%
Puerto Rico Electric Power Authority	1%
California Resources Corp.	1%
Apergy Corp.	1%

Industry classification (by fair value)
USD CLO	18%
Oil & Gas	11%
EUR CLO	8%
Telecommunications	7%
Pharmaceuticals	4%
Healthcare-Services	4%
Media Entertainment	4%
Leisure Time	3%
Retail	3%
Diversified Financial Services	3%
Entertainment	3%
Advertising	2%
Electric	2%
Real Estate Investment Trusts	2%
Internet	2%
Software	2%
Chemicals	2%
Sovereign	2%
Municipal	2%
Auto Manufacturers	2%
Other	14%
100%

FS Credit Income Fund

Officers and Board of Trustees

Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer

Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

STEVEN T. SHAPIRO
Trustee
Partner and Executive Committee Member,
GoldenTree Asset Management

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY, III
Trustee
Advisor to Independence Health Group

TYSON A. PRATCHER
Trustee
Managing Director, RockCreek Group

i

FS Credit Income Fund

Semi-Annual Report for the Six Months Ended April 30, 2021

See notes to unaudited financial statements.
1

FS Credit Income Fund

Unaudited Schedule of Investments

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—13.6%
Academy, Ltd., L+500, 0.8% Floor, 11/6/27	(d)	Retail	$628	$622	$631
ACProducts, Inc., L+650, 1.0% Floor, 8/18/25	(d)	Building Materials	528	531	541
Advantage Sales & Marketing, Inc., L+525, 0.8% Floor, 10/28/27	(d)	Advertising	913	895	918
Advisor Group, Inc., L+450, 7/31/26	(d)	Diversified Financial Services	90	87	90
AHP Health Partners, Inc., L+375, 1.0% Floor, 6/30/25	(d)	Healthcare-Services	1,175	1,141	1,178
Apergy Corp., L+500, 1.0% Floor, 6/3/27	(d)	Oil & Gas Services	4,192	3,984	4,286
Athenahealth, Inc., L+425, 2/11/26	(d)	Software	1,780	1,780	1,788
Carnival Corp., L+750, 1.0% Floor, 6/30/25	(d)	Leisure Time	68	68	71
Chinos Intermediate Holdings A, Inc., L+1000, 1.0% Floor, 9/10/27	(d) (e)	Retail	1,068	1,144	1,144
Colorado Buyer, Inc., L+300, 1.0% Floor, 5/1/24	(d)	Telecommunications	757	738	739
Digicel International Finance Limited, L+325, 5/28/24	(d)	Telecommunications	1,055	925	1,022
East Valley Tourist Development Authority, L+800, 1.0% Floor, 3/7/22	(d) (e)	Entertainment	1,428	1,424	1,414
East Valley Tourist Development Authority, L+845, 1.0% Floor, 6/18/21	(d) (f)	Entertainment	2,500	2,500	2,500
East Valley Tourist Development Authority, L+845, 1.0% Floor, 6/18/21	(d) (f) (g)	Entertainment	2,500	2,500	2,500
Endo Luxembourg Finance Company I S.a r.l., L+500, 0.8% Floor, 3/27/28	(d)	Pharmaceuticals	660	653	645
Gateway Casinos & Entertainment Limited, L+350, 1.0% Floor, 12/1/23	(d)	Entertainment	625	555	619
Gordian Medical, Inc., L+625, 0.8% Floor, 1/31/27	(d)	Healthcare-Services	830	813	825
Green Energy Partners/Stonewall, LLC, L+550, 1.0% Floor, 11/12/21	(d)	Electric	1,257	1,155	1,185
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	803	750	769
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	65	61	63
Hummel Station, LLC, L+600, 1.0% Floor, 10/27/22	(d)	Oil & Gas	159	148	154
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	53	49	50
Hummel Station, LLC, L+375, 4/27/22	(d) (g)	Oil & Gas	13	13	13
Hummel Station, LLC, L+375, 4/27/22	(d)	Oil & Gas	47	42	44
Hummel Station, LLC, L+375, 4/27/22	(d) (g)	Oil & Gas	36	36	36
Kiwi Holding IV S.a r.l., E+325, 7/29/24	(d) (e)	Leisure Time	€870	988	1,003
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d)	Building Materials	$573	549	572
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d) (e)	Building Materials	127	126	127
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	4,027	3,446	3,184
Lightstone Holdco, LLC, L+375, 1.0% Floor, 1/30/24	(d)	Electric	227	194	180
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	334	326	334
LSF11 Skyscraper Holdco S.a r.l., E+700, 9/29/28	(f) (d)	Chemicals	€402	448	486
Mattress Firm Inc, L+525, 1.0% Floor, 11/26/27	(d)	Home Furnishings	$1,258	1,228	1,281
Milano Acquisition Corp., L+400, 0.8% Floor, 10/1/27	(d)	Pharmaceuticals	509	504	510
Mileage Plus Holdings, LLC, L+525, 1.0% Floor, 6/21/27	(d)	Airlines	260	255	278
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	558	526	535
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	1,276	1,200	1,222

See notes to unaudited financial statements.
2

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
NCL Corp. Ltd., L+250, 1/2/24	(d)	Leisure Time	$24	$23	$23
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	1,869	1,743	1,738
Northwest Fiber, LLC, L+375, 4/30/27	(d)	Internet	1,736	1,746	1,732
Oi S.A., 1.75% Fixed, 2/26/35	(d)	Telecommunications	224	83	85
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(d)	Software	512	475	501
Patterson Medical Holdings, Inc., L+375, 1.0% Floor, 8/29/22	(d)	Pharmaceuticals	609	600	607
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,059	1,049	1,084
Riverbed Technology, Inc., L+600, 1.0% Floor, 12/31/25	(d) (e)	Software	817	787	778
Royal Caribbean Cruises Ltd., L+135, 4/5/22	(d) (e)	Leisure Time	415	391	404
Seadrill Partners Finco, LLC, 1.0% Floor, 2/21/21	(d)	Oil & Gas Services	1,545	1,539	242
Seadrill Partners Finco, LLC, PIK, 13.0%, 1.0% Floor, 2/21/21	(d)	Oil & Gas Services	80	80	88
Syncsort, Inc., L+425, 0.8% Floor, 4/24/28	(d)	Software	775	771	774
Telemar Norte Leste SA, PIK, 1.8%, 2/26/35	(d)	Telecommunications	231	85	88
Telemar Norte Leste SA, PIK, 1.8%, 2/26/35	(d)	Telecommunications	405	150	154
Telemar Norte Leste SA, PIK, 1.8%, 2/26/35	(d)	Telecommunications	208	77	79
Thryv, L+850, 1.0% Floor, 3/1/26	(d)	Advertising	6,128	5,944	6,196
TopGolf International, Inc., L+625, 0.8% Floor, 2/8/26	(d)	Leisure Time	1,573	1,567	1,603
US Radiology Specialists, Inc., L+550, 0.8% Floor, 12/10/27	(d)	Healthcare-Services	713	700	717
UTEX Industries Inc., PIK, 5.75%, 12/3/25	(d)	Miscellaneous Manufacturing	46	367	45
UTEX Industries Inc., L+700, 1.5% Floor, 12/3/24	(d)	Miscellaneous Manufacturing	148	146	150
Verscend Holding Corp., L+400, 8/27/25	(d)	Commercial Services	683	683	684
Total Senior Secured Loans—First Lien				51,410	50,709
Unfunded Loan Commitments				(2,549)	(2,549)
Net Senior Secured Loans—First Lien				48,861	48,160
Senior Secured Loans—Second Lien—1.0%
NeuStar, Inc., L+800, 1.0% Floor, 8/8/25	(d)	Computers	334	315	303
Syncsort, Inc., L+725, 0.8% Floor, 4/23/29	(d) (e)	Software	885	876	879
Verscend Holding Corp., L+700, 4/2/29	(d)	Commercial Services	1,030	1,010	1,046
Vine Oil & Gas LP, L+875, 0.8% Floor, 12/30/25	(d)	Oil & Gas	990	964	1,069
Total Senior Secured Loans—Second Lien				3,165	3,297
Senior Secured Bonds—19.2%
Abercrombie & Fitch Management Co., 8.8%, 7/15/25	(h) (i)	Retail	1,503	1,629	1,669
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	731	731	779
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (i)	Advertising	2,047	2,062	2,170
AG Issuer LLC, 6.3%, 3/1/28	(h) (i)	Diversified Financial Services	876	889	910
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (i)	Computers	632	632	644
Altice France SA, 5.1%, 7/15/29	(h) (i)	Telecommunications	616	616	618
Altice France SA, 8.1%, 2/1/27	(h) (i)	Telecommunications	213	235	234
Altice France SA, 5.5%, 1/15/28	(h)	Telecommunications	200	200	206
Altice France SA, 3.4%, 1/15/28	(i)	Telecommunications	€769	792	913
Altice France SA, 5.1%, 1/15/29	(h) (i)	Telecommunications	$867	874	871
Altice France SA, 4.1%, 1/15/29	(i)	Telecommunications	€1,279	1,534	1,562
Arconic Corp., 6.1%, 2/15/28	(h) (i)	Mining	$863	923	918

See notes to unaudited financial statements.
3

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Burlington Coat Factory Warehouse Corp., 6.3%, 4/15/25	(h) (i)	Retail	$1,271	$1,322	$1,352
Calpine Corp., 5.3%, 6/1/26	(h)	Electric	176	180	181
Carnival Corp., 10.5%, 2/1/26	(h) (i)	Leisure Time	1,586	1,722	1,871
Carnival Corp., 10.1%, 2/1/26		Leisure Time	€381	514	537
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£249	693	683
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(h) (i)	Healthcare-Services	$409	430	441
CHS/Community Health Systems, Inc., 8.0%, 12/15/27	(h) (i)	Healthcare-Services	398	437	439
Colt Merger Sub, Inc., 6.3%, 7/1/25	(h) (i)	Entertainment	627	627	667
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(h) (i)	Telecommunications	664	685	695
Coty, Inc., 5.0%, 4/15/26	(h) (i)	Cosmetics/Personal Care	625	625	633
Dell International LLC / EMC Corp., 8.1%, 7/15/36	(h) (i)	Computers	335	498	496
Digicel Group 0.5 Ltd., PIK, 10.0%, 4/1/24 (8.0% Cash + 2.0% PIK)	(i)	Telecommunications	4,913	3,966	4,812
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(h)	Telecommunications	2,367	2,332	2,482
Eagle Bulk Shipco LLC, 8.3%, 11/28/22		Transportation	890	895	917
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.5%, 7/31/27	(h) (i)	Pharmaceuticals	2,401	2,570	2,548
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (i)	Pharmaceuticals	2,405	2,368	2,384
Frontier Communications Corp., 6.8%, 5/1/29	(h) (i)	Telecommunications	782	782	825
Frontier Communications Corp., 5.9%, 11/1/29	(f)	Telecommunications	62	62	62
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(h) (i)	Entertainment	1,874	1,684	1,804
Intelsat Jackson Holdings SA, 8.0%, 2/15/24	(h) (j)	Telecommunications	826	843	855
Jazz Securities DAC, 4.4%, 1/15/29	(h)	Pharmaceuticals	417	417	427
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services	£565	803	803
Jerrold Finco Plc, 4.9%, 1/15/26	(i)	Diversified Financial Services	751	952	1,067
Jerrold Finco Plc, 5.3%, 1/15/27	(h)	Diversified Financial Services	565	773	803
L Brands, Inc., 6.9%, 11/1/35	(i)	Retail	$201	208	244
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h)	Media Entertainment	227	227	233
Live Nation Entertainment, Inc., 6.5%, 5/15/27	(h) (i)	Entertainment	2,358	2,432	2,609
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(h) (i)	Airlines	50	49	55
Mitchells & Butlers Finance Plc, Series C2, 2.0%, 9/15/34 (3 mo. LIBOR GBP + 1.9%)	(e) (l)	Retail	£755	870	845
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/30	(i)	Retail	661	1,043	1,022
Navistar International Corp., 9.5%, 5/1/25	(h)	Auto Manufacturers	$519	519	564
NMI Holdings, Inc., 7.4%, 6/1/25	(h) (i)	Insurance	498	536	573
Pacific Gas and Electric Co., 4.0%, 12/1/47	(i)	Electric	343	337	316
Pacific Gas and Electric Co., 4.6%, 7/1/30	(i)	Electric	110	120	118
Pacific Gas and Electric Co., 4.5%, 7/1/40	(i)	Electric	164	175	165
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (i)	Pharmaceuticals	1,616	1,711	1,703
PG&E Corp., 5.0%, 7/1/28	(i)	Electric	31	33	33

See notes to unaudited financial statements.
4

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
PG&E Corp., 5.3%, 7/1/30	(i)	Electric	$15	$16	$16
PM General Purchaser LLC, 9.5%, 10/1/28	(h)	Auto Manufacturers	337	337	372
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(h)	Commercial Services	804	822	841
Punch Taverns Finance, Series A7, 5.3%, 3/30/24	(i)	Retail	£200	269	281
Punch Taverns Finance B Ltd., 7.4%, 9/30/21	(i)	Retail	443	610	616
Royal Caribbean Cruises Ltd., 11.5%, 6/1/25	(h) (i)	Leisure Time	$1,132	1,218	1,313
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (i)	Oil & Gas	3,700	3,631	3,813
SM Energy Co., 10.0%, 1/15/25	(h) (i)	Oil & Gas	597	661	680
SM Energy Co., 10.0%, 1/15/25	(i)	Oil & Gas	100	98	114
Solocal Group, Series 8Y, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(l)	Internet	€401	382	429
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR + 7.0%)	(l)	Internet	109	117	117
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (i)	Electric	$1,649	1,637	1,662
Talen Energy Supply LLC, 7.6%, 6/1/28	(h)	Electric	310	310	322
Tenet Healthcare Corp., 5.1%, 11/1/27	(h) (i)	Healthcare-Services	1,461	1,514	1,534
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(i)	Real Estate	£344	478	544
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(i)	Real Estate	311	424	460
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(i)	Real Estate	700	871	1,109
Valaris, Ltd., PIK, 12.0%, 4/30/28	(h)	Oil & Gas	$3	2	3
Valaris, Ltd., PIK, 12.0%, 4/30/28		Oil & Gas	4	3	4
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (i)	Oil & Gas	2,320	2,288	1,937
Viking Cruises Ltd., 13.0%, 5/15/25	(h) (i)	Leisure Time	2,075	2,235	2,434
WW International, Inc., 4.5%, 4/15/29	(h)	Commercial Services	683	683	675
XHR LP, 6.4%, 8/15/25	(h) (i)	Real Estate Investment Trusts	605	606	642
Yell Bondco Plc, 8.5%, 5/2/23	(i)	Internet	£155	185	107
Total Senior Secured Bonds				64,954	67,783
Unsecured Bonds—41.7%
Accor SA, 4.4%, 1/30/24 (fixed, converts to FRN on 1/30/24)	(i) (m)	Lodging	€1,600	1,882	2,003
AG Merger Sub II, Inc., 10.8%, 8/1/27	(h) (i)	Diversified Financial Services	$2,071	2,239	2,305
AHP Health Partners, Inc., 9.8%, 7/15/26	(h) (i)	Healthcare-Services	904	830	981
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (i)	Food	1,023	1,011	1,065
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h) (i)	Food	403	445	444
Altice France Holding SA, 4.0%, 2/15/28	(i)	Telecommunications	€441	479	509
Ambac Assurance Corp., 8.5%, 2/12/55	(i)	Insurance	$230	233	222
Ambac Assurance Corp., 8.5%, 2/12/55	(i)	Insurance	123	124	119
Apache Corp., 4.9%, 11/15/27	(i)	Oil & Gas	427	448	451
Ball Corp., 4.0%, 11/15/23	(i)	Packaging & Containers	209	218	223
Barclays Plc, 6.1%, 12/15/25 (fixed, converts to FRN on 12/15/25)	(i) (m)	Commercial Banks	752	810	833
Bausch Health Companies, Inc., 7.0%, 1/15/28	(h) (i)	Pharmaceuticals	3	3	3
Bausch Health Companies, Inc., 7.3%, 5/30/29	(h) (i)	Pharmaceuticals	400	442	444
Bausch Health Companies, Inc., 5.0%, 1/30/28	(h) (i)	Pharmaceuticals	627	632	637
Bausch Health Companies, Inc., 5.3%, 1/30/30	(h) (i)	Pharmaceuticals	888	889	894
Bausch Health Companies, Inc., 6.3%, 2/15/29	(h) (i)	Pharmaceuticals	907	939	960

See notes to unaudited financial statements.
5

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bausch Health Companies, Inc., 5.3%, 2/15/31	(h)	Pharmaceuticals	$212	$212	$213
Bausch Health Companies, Inc., 5.0%, 2/15/29	(h) (i)	Pharmaceuticals	448	448	449
Bausch Health Companies, Inc., 9.0%, 12/15/25	(h) (i)	Pharmaceuticals	323	355	351
Burford Capital Finance LLC, 6.1%, 8/12/25		Diversified Financial Services	585	563	608
Burford Capital Global Finance LLC, 6.3%, 4/15/28	(h) (i)	Diversified Financial Services	556	556	578
California Resources Corp., 7.1%, 2/1/26	(h) (i)	Oil & Gas	6,500	6,500	6,668
Carnival Corp., 7.6%, 3/1/26	(h) (i)	Leisure Time	1,080	1,158	1,184
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (i)	Media Entertainment	2,899	3,100	3,151
CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26	(h) (i)	Media Entertainment	336	350	347
Centene Corp., 4.3%, 12/15/27	(i)	Healthcare-Services	427	449	448
Centene Corp., 4.6%, 12/15/29	(i)	Healthcare-Services	428	465	464
Central Garden & Pet Co., 5.1%, 2/1/28	(i)	Household Products/Wares	568	561	604
Chemours Co., 5.8%, 11/15/28	(h) (i)	Chemicals	1,261	1,272	1,341
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (i)	Oil & Gas	1,044	1,106	1,126
Chesapeake Energy Corp., 5.5%, 2/1/26	(h)	Oil & Gas	303	303	320
Colony Capital, Inc., 5.0%, 4/15/23	(i)	Real Estate Investment Trusts	3,110	3,041	3,198
Colt Merger Sub, Inc., 8.1%, 7/1/27	(h) (i)	Entertainment	764	792	850
CommScope, Inc., 7.1%, 7/1/28	(h) (i)	Telecommunications	1,802	1,922	1,952
Cornerstone Building Brands, Inc., 6.1%, 1/15/29	(h) (i)	Building Materials	510	514	545
CSC Holdings LLC, 6.5%, 2/1/29	(h) (i)	Media Entertainment	3,329	3,621	3,684
CSC Holdings LLC, 5.5%, 5/15/26	(h) (i)	Media Entertainment	514	533	529
CSC Holdings LLC, 4.6%, 12/1/30	(h) (i)	Media Entertainment	907	932	888
DaVita, Inc., 4.6%, 6/1/30	(h) (i)	Healthcare-Services	610	632	618
Deutsche Bank AG, Series #, 6.0%, 10/30/25 (fixed, converts to FRN on 10/30/25)	(i) (m)	Commercial Banks	800	811	839
DISH Network Corp., 2.4%, 3/15/24	(i)	Media Entertainment	1,522	1,429	1,488
Endeavor Energy Resources LP / EER Finance, Inc., 5.8%, 1/30/28	(h) (i)	Oil & Gas	3,395	3,589	3,628
First Quantum Minerals Ltd., 6.5%, 3/1/24	(h) (i)	Mining	759	715	780
Ford Motor Co., 9.6%, 4/22/30	(i)	Auto Manufacturers	380	538	533
Ford Motor Co., 6.6%, 10/1/28	(i)	Auto Manufacturers	83	98	98
Ford Motor Co., 4.3%, 12/8/26	(i)	Auto Manufacturers	798	813	845
Ford Motor Credit Co. LLC, 4.4%, 1/8/26	(i)	Auto Manufacturers	511	463	546
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(i)	Auto Manufacturers	1,903	2,032	2,082
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(i)	Auto Manufacturers	1,330	1,238	1,430
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	235	234
Freeport-McMoRan, Inc., 4.1%, 3/1/28	(i)	Mining	264	262	279
Freeport-McMoRan, Inc., 4.3%, 3/1/30	(i)	Mining	231	229	249
Freeport-McMoRan, Inc., 4.4%, 8/1/28		Mining	169	169	180
Freeport-McMoRan, Inc., 4.6%, 8/1/30		Mining	169	169	187
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,971	1,838	2,131
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,019	4,774	5,365
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h) (i)	Miscellaneous Manufacturing	389	407	408
Granite Merger Sub 2, Inc., 11.0%, 7/15/27	(h) (i)	Software	980	1,048	1,131
HCA, Inc., 5.9%, 5/1/23	(i)	Healthcare-Services	2,644	2,868	2,890
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(h) (i)	Pharmaceuticals	1,189	1,206	1,296

See notes to unaudited financial statements.
6

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Hexion, Inc., 7.9%, 7/15/27	(h) (i)	Chemicals	$2,397	$2,534	$2,583
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (i)	Lodging	742	782	799
HLF Financing S.a.r.l. LLC / Herbalife International, Inc., 7.3%, 8/15/26	(h) (i)	Pharmaceuticals	758	770	793
Intesa Sanpaolo SpA, 5.9% 9/1/31 (fixed, converts to FRN on 9/1/31)	(i) (m)	Commercial Banks	€310	407	418
Intesa Sanpaolo SpA, 7.7% 9/17/25 (fixed, converts to FRN on 9/17/25)	(h) (i) (m)	Commercial Banks	$444	461	506
JPMorgan Chase & Co., Series FF, 5.0% 8/1/24 (fixed, converts to FRN on 8/01/24)	(i) (m)	Commercial Banks	1,088	1,113	1,147
Kraft Heinz Foods Co., 4.6%, 10/1/39	(i)	Food	191	217	214
Kraft Heinz Foods Co., 6.9%, 1/26/39	(i)	Food	364	512	500
Kraft Heinz Foods Co., 7.1%, 8/1/39	(h) (i)	Food	20	29	28
Kraft Heinz Foods Co., 5.0%, 6/4/42	(i)	Food	401	429	464
Kraft Heinz Foods Co., 3.9%, 5/15/27		Food	454	454	495
Kraft Heinz Foods Co., 4.3%, 3/1/31		Food	680	721	751
L Brands, Inc., 6.7%, 1/15/27	(i)	Retail	74	67	86
L Brands, Inc., 6.6%, 10/1/30	(h) (i)	Retail	172	172	198
LD Holdings Group LLC, 6.1%, 4/1/28	(h)	Diversified Financial Services	951	951	955
LD Holdings Group LLC, 6.5%, 11/1/25	(h) (i)	Diversified Financial Services	1,199	1,218	1,265
Liberty Interactive LLC, 3.8%, 2/15/30	(i)	Media Entertainment	973	707	748
Liberty Interactive LLC, 4.0%, 11/15/29	(i)	Media Entertainment	2,008	1,474	1,536
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (i)	Healthcare-Services	1,103	1,101	1,105
LPL Holdings, Inc., 4.6%, 11/15/27	(h) (i)	Diversified Financial Services	452	467	473
Mack-Cali Realty LP, 4.5%, 4/18/22		Real Estate Investment Trusts	101	102	102
Mack-Cali Realty LP, 3.2%, 5/15/23	(i)	Real Estate Investment Trusts	1,222	1,230	1,247
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28		Lodging	746	760	758
MEDNAX, Inc., 6.3%, 1/15/27	(h) (i)	Healthcare-Services	1,234	1,272	1,310
MEDNAX, Inc., 6.3%, 1/15/27	(i)	Healthcare-Services	31	33	33
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	1,138	1,010	1,203
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (i)	Oil & Gas	761	683	676
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(h) (i)	Coal	2,393	2,357	2,291
Netflix, Inc., 4.6%, 5/15/29		Internet	€633	885	961
New Residential Investment Corp., 6.3%, 10/15/25	(h) (i)	Real Estate Investment Trusts	$2,555	2,555	2,600
News Corp., 3.9%, 5/15/29	(h) (i)	Media Entertainment	621	621	634
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.0%, 2/15/28	(h)	Internet	547	547	548
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.8%, 6/1/28	(h) (i)	Internet	470	537	533
NOVA Chemicals Corp., 4.3%, 5/15/29	(h)	Chemicals	362	362	359
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (i)	Chemicals	808	816	860
NRG Energy, Inc., 5.3%, 6/15/29	(h) (i)	Electric	618	663	664
Occidental Petroleum Corp., 2.7%, 2/15/23		Oil & Gas	10	9	10
Occidental Petroleum Corp., 3.5%, 6/15/25	(i)	Oil & Gas	743	608	748
Occidental Petroleum Corp., 3.4%, 4/15/26	(i)	Oil & Gas	381	318	377
Occidental Petroleum Corp., 3.0%, 2/15/27	(i)	Oil & Gas	753	623	720
Occidental Petroleum Corp., 3.2%, 8/15/26	(i)	Oil & Gas	422	310	412
Occidental Petroleum Corp., 3.5%, 8/15/29	(i)	Oil & Gas	1,331	1,099	1,273

See notes to unaudited financial statements.
7

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	$350	$342	$398
Occidental Petroleum Corp., 4.3%, 8/15/39	(i)	Oil & Gas	182	143	161
Occidental Petroleum Corp., 6.6%, 9/1/30	(i)	Oil & Gas	551	603	629
OneMain Finance Corp., 7.1%, 3/15/26	(i)	Diversified Financial Services	423	440	495
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	207	206	236
OneMain Finance Corp., 4.0%, 9/15/30		Diversified Financial Services	99	99	96
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.3%, 2/1/28	(h) (i)	Healthcare-Products	477	516	524
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.4%, 6/1/25	(h) (i)	Healthcare-Products	784	841	846
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.3%, 6/15/25	(h) (i)	Advertising	88	93	94
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (i)	Advertising	655	676	676
Ovintiv, Inc., 7.4%, 11/1/31	(i)	Oil & Gas	225	291	298
Ovintiv, Inc., 7.2%, 11/1/31	(i)	Oil & Gas	143	182	186
Owens & Minor, Inc., 4.5%, 3/31/29	(h)	Pharmaceuticals	634	634	641
Pacific Gas & Electric Co., 3.3%, 12/1/27	(i)	Electric	100	103	103
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(h) (i)	Retail	356	356	386
Pitney Bowes, Inc., 7.3%, 3/15/29	(h) (i)	Office/Business Equipment	772	772	792
Pitney Bowes, Inc., 6.9%, 3/15/27	(h) (i)	Office/Business Equipment	625	625	638
Plantronics, Inc., 4.8%, 3/1/29	(h) (i)	Telecommunications	948	944	935
Playtika Holding Corp., 4.3%, 3/15/29	(h) (i)	Software	1,228	1,227	1,222
Post Holdings, Inc., 5.5%, 12/15/29	(h) (i)	Food	2,024	2,163	2,181
Post Holdings, Inc., 4.6%, 4/15/30	(h) (i)	Food	163	168	165
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.6%, 3/1/29	(h) (i)	Diversified Financial Services	552	553	538
Quicken Loans, Inc., 5.3%, 1/15/28	(h) (i)	Diversified Financial Services	532	534	562
Range Resources Corp., 9.3%, 2/1/26		Oil & Gas	369	369	406
Range Resources Corp., 8.3%, 1/15/29	(h)	Oil & Gas	385	385	418
Rockies Express Pipeline LLC, 7.5%, 7/15/38	(h) (i)	Pipelines	267	285	298
Rockies Express Pipeline LLC, 6.9%, 4/15/40	(h) (i)	Pipelines	17	18	18
Science Applications International Corp., 4.9%, 4/1/28	(h) (i)	Computers	885	904	915
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	583	587	614
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(h) (i)	Oil & Gas	2,158	1,954	1,644
Signal Parent, Inc., 6.1%, 4/1/29	(h) (i)	Commercial Services	1,255	1,253	1,244
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (i)	Media Entertainment	494	514	518
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (i)	Media Entertainment	290	315	314
SM Energy Co., 5.0%, 1/15/24	(i)	Oil & Gas	493	470	473
SM Energy Co., 6.1%, 11/15/22	(i)	Oil & Gas	22	22	22
SM Energy Co., 5.6%, 6/1/25	(i)	Oil & Gas	334	311	319
SM Energy Co., 6.6%, 1/15/27	(i)	Oil & Gas	109	101	105
SoftBank Group Corp., 6.0%, 7/30/25	(i)	Telecommunications	205	226	228
Solera LLC / Solera Finance, Inc., 10.5%, 3/1/24	(h) (i)	Software	827	858	853
Southern California Edison Co., Series E, 6.3% 2/1/22 (fixed, converts to FRN on 2/1/22)	(i) (m)	Electric	944	935	963
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (i)	Household Products/Wares	593	639	641
Sprint Communications, Inc., 6.0%, 11/15/22	(i)	Telecommunications	849	902	907

See notes to unaudited financial statements.
8

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sprint Corp., 7.9%, 9/15/23	(i)	Telecommunications	$755	$854	$862
Sprint Corp., 7.6%, 3/1/26	(i)	Telecommunications	626	729	768
SRC Energy, Inc., 6.3%, 12/1/25		Oil & Gas	1,153	1,134	1,175
Standard Industries, Inc., 4.8%, 1/15/28	(h) (i)	Building Materials	517	539	534
Standard Industries, Inc., 3.4%, 1/15/31	(h) (i)	Building Materials	436	436	409
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	813	801	828
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(h) (i)	Building Materials	493	522	520
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/29	(i)	Pipelines	1,136	1,267	1,277
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.0%, 1/15/32	(h) (i)	Pipelines	656	656	645
Tempur Sealy International, Inc., 4.0%, 4/15/29	(h) (i)	Home Furnishings	682	690	692
TransDigm, Inc., 5.5%, 11/15/27		Aerospace/Defense	939	888	978
Uber Technologies, Inc., 7.5%, 5/15/25	(h) (i)	Internet	442	478	479
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (i)	Internet	1,594	1,724	1,734
UniCredit SpA, 5.4% 6/30/25 (fixed, converts to FRN on 6/30/25)	(i) (m)	Commercial Banks	€465	580	590
United Rentals North America, Inc., 5.3%, 1/15/30	(i)	Commercial Services	$530	578	580
United Rentals North America, Inc., 4.0%, 7/15/30	(i)	Commercial Services	146	153	150
Vail Resorts, Inc., 6.3%, 5/15/25	(h) (i)	Entertainment	292	294	310
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (i)	Electric	904	924	938
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (i)	Electric	21	22	22
Western Midstream Operating LP, 4.5%, 3/1/28	(i)	Pipelines	264	206	282
Western Midstream Operating LP, 4.8%, 8/15/28	(i)	Pipelines	195	190	210
Western Midstream Operating LP, 4.4%, 2/1/25	(i)	Pipelines	111	97	118
Western Midstream Operating LP, 5.3%, 2/1/30	(i)	Pipelines	254	230	278
Western Midstream Operating LP, 4.0%, 7/1/22	(i)	Pipelines	617	632	633
Wynn Macau Ltd., 5.5%, 1/15/26	(h) (i)	Lodging	844	852	888
Wynn Macau Ltd., 5.6%, 8/26/28	(h) (i)	Lodging	1,820	1,869	1,918
XPO CNW, Inc., 6.7%, 5/1/34	(i)	Transportation	1,274	1,260	1,524
XPO Logistics, Inc., 6.3%, 5/1/25	(h) (i)	Transportation	416	436	446
Yum! Brands, Inc., 7.8%, 4/1/25	(h) (i)	Retail	761	832	832
ZF Europe Finance B.V., 3.0%, 10/23/29	(i)	Auto Parts & Equipment	€1,100	1,213	1,391
Total Unsecured Bonds				142,571	147,924
Collateralized Loan Obligation (CLO) / Structured Credit—32.2%
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, ABS, 4.1%, 9/21/29 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	$250	248	250
Accunia European CLO I B.V., Series 1A, Class ER, ABS, 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(h) (l)	EUR CLO	€250	281	291
Accunia European CLO I B.V., Series 4A, Class DE, ABS, 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(h) (l)	EUR CLO	320	353	390
Accunia European CLO I B.V., Series 1X, Class ER, ABS, 6.3%, 7/15/30 (3 mo. EURIBOR + 6.3%)	(l)	EUR CLO	100	108	122
Accunia European CLO III DAC, Series 3X, Class D, ABS, 3.1%, 1/20/31 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	240	274	290
Accunia European CLO III DAC, Series 3X, Class E, ABS, 5.3%, 1/20/31 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	135	137	161

See notes to unaudited financial statements.
9

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Accunia European CLO IV DAC, Series 4X, Class D, ABS, 3.6%, 4/20/33 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	$125	$152	$152
Adagio IV CLO Ltd., Series IV-A, Class FR, ABS, 8.5%, 4/15/34 (3 mo. EURIBOR + 8.5%)	(h) (l)	EUR CLO	250	284	287
Adagio IV CLO Ltd., Series IV-A, Class ERR, ABS, 6.2%, 4/15/34 (3 mo. EURIBOR + 6.2%)	(h) (l)	EUR CLO	250	290	299
AGL Core CLO 5 Ltd., Series 2020-5A, Class E, ABS, 6.7%, 7/20/30 (3 mo. USD LIBOR + 6.5%)	(h) (l)	USD CLO	540	541	541
AIG CLO 2018-1 Ltd., Series 2018-1A, Class D, ABS, 4.1%, 1/20/32 (3 mo. USD LIBOR + 4.0%)	(h) (l)	USD CLO	520	510	520
AlbaCore EURO CLO II DAC, Series 2A, Class E, ABS, 0.0%, 6/15/34 (3 mo. EURIBOR + 6.0%)	(h) (l)	EUR CLO	€250	284	292
Allegro CLO II-S Ltd., Series 2014-1RA, Class D, ABS, 5.9%, 10/21/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	$450	414	439
Allegro CLO VII Ltd., Series 2018-1X, Class D, ABS, 3.0%, 6/13/31 (3 mo. USD LIBOR + 2.9%)	(l)	USD CLO	580	524	562
ALM VII Ltd., Series 2012-7A, Class DR2, ABS, 7.3%, 7/15/29 (3 mo. USD LIBOR + 7.1%)	(h) (l)	USD CLO	430	430	428
ALM XVIII Ltd., Series 2016-18A, Class DR, ABS, 5.7%, 1/15/28 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	500	494	493
Ammc CLO 19 Ltd., Series 2016-19A, Class D, ABS, 3.9%, 10/15/28 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	205	203	205
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, 2.8%, 1/28/31 (3 mo. USD LIBOR + 2.6%)	(h) (l)	USD CLO	250	239	247
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, 5.6%, 1/15/30 (3 mo. USD LIBOR + 5.4%)	(h) (l)	USD CLO	545	532	536
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class ER, ABS, 5.9%, 7/28/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	250	244	246
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, 3.8%, 7/15/32 (3 mo. EURIBOR + 3.8%)	(l)	EUR CLO	€435	519	528
Anchorage Capital Europe CLO DAC, Series 4A, Class E, ABS, 5.7%, 4/25/34 (3 mo. EURIBOR + 5.7%)	(h) (l)	EUR CLO	260	305	308
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	234	242
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	295	295	298
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	231	238
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	386	394
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	252
Anchorage Credit Funding 4 Ltd., Series 2016-4A, Class ER, ABS, 6.7%, 4/27/39	(h)	USD CLO	250	239	235
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	545	554
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class E, ABS, 7.7%, 1/20/32 (3 mo. USD LIBOR + 7.6%)	(h) (l)	USD CLO	290	281	288
Apex Credit CLO Ltd., Series 2016-1A, Class DR, ABS, 3.6%, 10/27/28 (3 mo. USD LIBOR + 3.4%)	(h) (l)	USD CLO	665	646	647

See notes to unaudited financial statements.
10

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Aqueduct European CLO 2019-3 Ltd., Series 2019-3A, Class E, ABS, 5.8%, 5/15/32 (3 mo. EURIBOR + 5.8%)	(h) (l)	EUR CLO	€250	$279	$295
Ares European CLO IX B.V., Series 9X, Class D, ABS, 2.4%, 10/14/30 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	520	547	614
Ares European CLO VI B.V., Series 2013-6X, Class ER, ABS, 5.3%, 4/15/30 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	340	380	410
Ares European CLO X B.V., Series 10X, Class D, ABS, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	225	239	272
Ares XLIV CLO Ltd., Series 2017-44A, Class DR, ABS, 7.1%, 4/15/34 (3 mo. USD LIBOR + 6.9%)	(h) (l)	USD CLO	$615	606	606
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, 3.2%, 7/22/30 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	244	248
Ares XLVIII CLO, Series 2018-48A, Class D, ABS, 2.9%, 7/20/30 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	315	303	312
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, 2.8%, 10/15/30 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	250	247	248
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, 3.2%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	250	251
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, 2.8%, 11/17/27 (3 mo. USD LIBOR + 2.6%)	(h) (l)	USD CLO	500	478	486
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, 2.7%, 4/20/28 (3 mo. USD LIBOR + 2.6%)	(h) (l)	USD CLO	250	236	243
Atrium CDO Corp., Series 14A, Class D, ABS, 3.1%, 8/23/30 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CDO	250	235	249
Atrium XII, Series 12A, Class DR, ABS, 3.0%, 4/22/27 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	250	240	246
Aurium CLO II DAC, Series 2X, Class ER, ABS, 5.1%, 10/13/29 (3 mo. EURIBOR + 5.1%)	(l)	EUR CLO	€180	198	217
Avery Point III CLO Ltd., Series 2013-3A, Class E, ABS, 5.2%, 1/18/25 (3 mo. USD LIBOR + 5.0%)	(h) (l)	USD CLO	$327	327	327
Avoca CLO XI Ltd., Series 11X, Class ER, ABS, 5.0%, 7/15/30 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	€210	224	251
Avoca CLO XXI DAC, Series 21X, Class D, ABS, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	240	259	288
B&M CLO Ltd., Series 2014-1A, Class DR, ABS, 4.9%, 4/16/26 (3 mo. USD LIBOR + 4.7%)	(h) (l)	USD CLO	$250	249	250
Babson Euro CLO 2015-1 B.V., Series 2015-1X, Class CRE, ABS, 1.5%, 10/25/29 (3 mo. EURIBOR + 1.5%)	(l)	EUR CLO	€305	350	367
Bain Capital Euro CLO 2018-1 DAC, Series 2018-1X, Class C, ABS, 1.7%, 4/20/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	170	141	201
Ballyrock CLO 2016-1 Ltd., Series 2016-1A, Class ER, ABS, 7.1%, 10/15/28 (3 mo. USD LIBOR + 7.0%)	(h) (l)	USD CLO	$250	248	250
Ballyrock CLO 2018-1 Ltd., Series 2018-1A, Class C, ABS, 3.3%, 4/20/31 (3 mo. USD LIBOR + 3.2%)	(h) (l)	USD CLO	250	241	250
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, ABS, 5.4%, 1/20/28 (3 mo. USD LIBOR + 5.2%)	(h) (l)	USD CLO	1,255	1,227	1,199
Barings CLO Ltd. 2016-II, Series 2016-2A, Class ER, ABS, 6.7%, 7/20/28 (3 mo. USD LIBOR + 6.5%)	(h) (l)	USD CLO	250	245	249
Barings CLO Ltd. 2018-III, Series 2018-3A, Class E, ABS, 5.9%, 7/20/29 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	250	242	242

See notes to unaudited financial statements.
11

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Barings CLO Ltd. 2018-III, Series 2018-3A, Class D, ABS, 3.1%, 7/20/29 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	$330	$325	$321
Barings Euro CLO 2018-2 BV, Series 2018-2X, Class D, ABS, 3.2%, 10/15/31 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	€920	1,080	1,110
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class E, ABS, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(l)	EUR CLO	235	287	284
Barings Euro CLO 2020-1 DAC, Series 2020-1X, Class F, ABS, 8.0%, 4/21/33 (3 mo. EURIBOR + 8.0%)	(l)	EUR CLO	100	119	118
Barings Euro CLO 2020-1 DAC, Series 2020-1A, Class E, ABS, 6.9%, 4/21/33 (3 mo. EURIBOR + 6.9%)	(h) (l)	EUR CLO	250	307	303
Battalion CLO Ltd., Series 2014-7X, Class DRR, ABS, 6.5%, 7/17/28 (3 mo. USD LIBOR + 6.3%)	(l)	USD CLO	$250	240	251
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, 3.9%, 7/15/29 (3 mo. USD LIBOR + 3.7%)	(h) (l)	USD CLO	250	242	248
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, ABS, 3.6%, 10/18/29 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	250	244	250
Black Diamond CLO 2014-1 Ltd., Series 2014-1X, Class D, ABS, 5.5%, 10/17/26 (3 mo. USD LIBOR + 5.3%)	(i) (l)	USD CLO	260	258	260
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, 4.1%, 4/24/29 (3 mo. USD LIBOR + 4.0%)	(h) (l)	USD CLO	590	581	583
BlackRock European CLO V DAC, Series 5X, Class E, ABS, 4.4%, 7/16/31 (3 mo. EURIBOR + 4.4%)	(l)	EUR CLO	€130	138	149
BlueMountain CLO 2012-2 Ltd., Series 2012-2A, Class ER2, ABS, 5.9%, 11/20/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	$470	464	466
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class D, ABS, 4.0%, 3/30/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	€180	166	217
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, ABS, 2.6%, 1/15/30 (3 mo. USD LIBOR + 2.4%)	(h) (l)	USD CLO	$250	236	244
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, 4.8%, 12/12/32 (3 mo. EURIBOR + 4.8%)	(h) (l)	EUR CLO	€320	354	387
Cairn CLO III B.V., Series 2013-3X, Class F, ABS, 6.6%, 10/20/28 (6 mo. EURIBOR + 6.6%)	(l)	EUR CLO	250	300	297
Cairn CLO VI B.V., Series 2016-6X, Class FR, ABS, 8.3%, 7/25/29 (3 mo. EURIBOR + 8.3%)	(l)	EUR CLO	190	227	229
Cairn CLO VI B.V., Series 2016-6X, Class DR, ABS, 3.1%, 7/25/29 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	135	158	162
Cairn CLO X B.V., Series 2018-10X, Class E, ABS, 5.2%, 10/15/31 (3 mo. EURIBOR + 5.2%)	(l)	EUR CLO	130	152	155
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, 4.2%, 7/15/35 (3 mo. EURIBOR + 4.2%)	(l)	EUR CLO	625	678	759
Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A, Class CR2, ABS, 3.7%, 1/14/32 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	$250	235	244
Carlyle Global Market Strategies CLO 2013-2 Ltd., Series 2013-2A, Class DR, ABS, 2.6%, 1/18/29 (3 mo. USD LIBOR + 2.4%)	(h) (l)	USD CLO	250	237	244
Carlyle Global Market Strategies CLO 2014-4-R Ltd., Series 2014-4RA, Class C, ABS, 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	250	250	240

See notes to unaudited financial statements.
12

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Carlyle Global Market Strategies Euro CLO 2013-1 B.V., Series 2013-1X, Class DR, ABS, 5.8%, 4/15/30 (3 mo. EURIBOR + 5.8%)	(l)	EUR CLO	€260	$314	$303
Carlyle Global Market Strategies Euro CLO 2014-1 DAC, Series 2014-1X, Class ER, ABS, 4.9%, 7/15/31 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	255	287	287
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, Series 2015-2X, Class CR, ABS, 2.7%, 9/21/29 (3 mo. EURIBOR + 2.7%)	(l)	EUR CLO	140	163	169
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, ABS, 2.6%, 7/15/30 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	275	323	323
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class C, ABS, 3.3%, 4/15/33 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	460	528	549
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, ABS, 5.4%, 4/15/33 (3 mo. EURIBOR + 5.4%)	(l)	EUR CLO	250	289	292
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, ABS, 3.0%, 10/20/27 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	$280	266	275
Catamaran CLO 2013-1 Ltd., Series 2013-1A, Class DR, ABS, 3.0%, 1/27/28 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	570	557	565
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, ABS, 3.6%, 4/22/30 (3 mo. USD LIBOR + 3.4%)	(h) (l)	USD CLO	250	242	249
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, ABS, 3.4%, 7/27/30 (3 mo. USD LIBOR + 3.2%)	(h) (l)	USD CLO	620	599	622
CFIP CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 6.8%, 4/20/29 (3 mo. USD LIBOR + 6.7%)	(h) (l)	USD CLO	470	468	470
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, 4.3%, 7/13/29 (3 mo. USD LIBOR + 4.1%)	(h) (l)	USD CLO	495	488	495
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class ER, ABS, 6.8%, 7/13/29 (3 mo. USD LIBOR + 6.6%)	(h) (l)	USD CLO	250	249	247
CFIP CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, 2.3%, 1/18/30 (3 mo. USD LIBOR + 2.1%)	(h) (l)	USD CLO	285	285	285
CIFC Funding 2012-II-R Ltd., Series 2012-2RA, Class D, ABS, 5.6%, 1/20/28 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	250	248	233
CIFC Funding 2013-II Ltd., Series 2013-2A, Class B1LR, ABS, 3.2%, 10/18/30 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	200	195	198
CIFC Funding 2014 Ltd., Series 2014-1A, Class DR2, ABS, 3.0%, 1/18/31 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	250	242	243
CIFC Funding 2015-V Ltd., Series 2015-5A, Class DR, ABS, 5.7%, 10/25/27 (3 mo. USD LIBOR + 5.6%)	(h) (l)	USD CLO	250	246	248
CIFC Funding 2018-III Ltd., Series 2018-3A, Class D, ABS, 3.0%, 7/18/31 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	250	235	250
CIFC Funding II Ltd., Series 2X, Class F, ABS, 7.7%, 4/15/33 (3 mo. EURIBOR + 7.7%)	(l)	EUR CLO	€100	103	116
Clarinda Park CLO DAC, Series 1X, Class ER, ABS, 7.6%, 2/15/34 (3 mo. EURIBOR + 7.6%)	(l)	EUR CLO	400	454	460
Columbia Cent CLO 31 Ltd., Series 2021-31A, Class E, ABS, 6.7%, 4/20/34 (3 mo. USD LIBOR + 6.6%)	(h) (l)	USD CLO	$514	498	500

See notes to unaudited financial statements.
13

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Contego CLO II B.V., Series 2X, Class ER, ABS, 4.7%, 11/15/26 (3 mo. EURIBOR + 5.2%)	(l)	EUR CLO	€170	$185	$203
Cordatus CLO Plc, Series 7X, Class ER, ABS, 5.3%, 9/15/31 (3 mo. EURIBOR + 5.3%)	(l)	EUR CLO	385	400	446
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, 3.9%, 10/15/29 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	$480	472	480
Crown City CLO I, Series 2020-1A, Class C, ABS, 4.8%, 7/20/30 (3 mo. USD LIBOR + 4.6%)	(h) (l)	USD CLO	735	711	736
Crown Point CLO IV Ltd., Series 2018-4A, Class D, ABS, 2.9%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	285	265	278
Cumberland Park CLO Ltd., Series 2015-2A, Class ER, ABS, 5.8%, 7/20/28 (3 mo. USD LIBOR + 5.7%)	(h) (l)	USD CLO	250	249	250
CVC Cordatus Loan Fund III DAV, Series 3X, Class CRR, ABS, 1.7%, 8/15/32 (3 mo. EURIBOR + 1.7%)	(l)	EUR CLO	€100	86	119
CVC Cordatus Loan Fund III DAV, Series 3X, Class ERR, ABS, 4.9%, 8/15/32 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	145	147	167
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, 2.5%, 1/27/31 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	190	205	227
CVC Cordatus Loan Fund XV DAC, Series 15A, Class D, ABS, 3.8%, 8/26/32 (3 mo. EURIBOR + 3.8%)	(h) (l)	EUR CLO	250	283	302
CVP Cascade CLO-1 Ltd., Series 2013-CLO1, Class C, ABS, 3.7%, 1/16/26 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	$570	568	571
CVP Cascade CLO-2 Ltd., Series 2014-2A, Class C, ABS, 4.0%, 7/18/26 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	335	335	336
Dorchester Park CLO DAC, Series 2015-1A, Class FR, ABS, 6.9%, 4/20/28 (3 mo. USD LIBOR + 6.7%)	(h) (l)	USD CLO	540	519	534
Dryden 29 Euro CLO 2013 B.V., Series 2013-29X, Class DRR, ABS, 2.6%, 7/15/32 (3 mo. EURIBOR + 2.6%)	(l)	EUR CLO	€255	271	305
Dryden 30 Senior Loan Fund, Series 2013-30A, Class ER, ABS, 5.9%, 11/15/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	$250	239	243
Dryden 30 Senior Loan Fund, Series 2013-30A, Class FR, ABS, 7.4%, 11/15/28 (3 mo. USD LIBOR + 7.3%)	(h) (l)	USD CLO	250	233	243
Dryden 33 Senior Loan Fund, Series 2014-33A, Class FR2, ABS, 8.7%, 4/15/29 (3 mo. USD LIBOR + 8.5%)	(h) (l)	USD CLO	200	200	199
Dryden 51 Euro CLO 2017 B.V., Series 2017-51X, Class E, ABS, 4.9%, 7/15/31 (3 mo. EURIBOR + 4.9%)	(l)	EUR CLO	€275	327	327
Dryden 53 CLO Ltd., Series 2017-53A, Class D, ABS, 2.6%, 1/15/31 (3 mo. USD LIBOR + 2.4%)	(h) (l)	USD CLO	$250	231	245
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, ABS, 2.4%, 5/15/32 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	€365	389	426
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class F, ABS, 6.1%, 5/15/32 (3 mo. EURIBOR + 6.1%)	(l)	EUR CLO	110	122	125
Dryden 79 Euro CDO 2020 DAC, Series 2020-79X, Class E, ABS, 6.8%, 1/18/34 (3 mo. EURIBOR + 6.8%)	(l)	EUR CDO	160	195	193
Dryden XXV Senior Loan Fund, Series 2012-25A, Class DRR, ABS, 3.2%, 10/15/27 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	$250	245	249
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class DR, ABS, 2.9%, 4/15/29 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	250	237	249

See notes to unaudited financial statements.
14

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
East West Investment Management CLO Ltd., Series 2019-FALX, Class E, ABS, 7.6%, 1/20/33 (3 mo. USD LIBOR + 7.4%)	(l)	USD CLO	$115	$103	$115
Elevation CLO 2017-7 Ltd., Series 2017-7A, Class D, ABS, 3.1%, 7/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	455	432	451
Elevation CLO 2017-8 Ltd., Series 2017-8A, Class D, ABS, 3.0%, 10/25/30 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	250	243	247
Elevation CLO 2018-9 Ltd., Series 2018-9A, Class D, ABS, 3.7%, 7/15/31 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	295	285	295
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	€623	708	747
Erna Srl, Series 1, Class A, 2.3%, 7/25/31 (3 mo. EURIBOR + 2.3%)	(l)	EUR CLO	877	994	1,065
Euro-Galaxy IV CLO B.V., Series 2015-4X, Class DR, ABS, 3.1%, 7/30/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	280	329	335
Euro-Galaxy VI CLO DAC, Series 2018-6X, Class E, ABS, 4.1%, 4/11/31 (3 mo. EURIBOR + 4.1%)	(l)	EUR CLO	750	833	838
Euro-Galaxy VII CLO DAC, Series 2019-7A, Class FR, ABS, 0.0%, 7/25/35 (3 mo. EURIBOR + 8.6%)	(f) (h) (l)	EUR CLO	250	289	289
Fair Oaks Loan Funding I DAC, Series 1A, Class ER, ABS, 0.0%, 4/15/34 (3 mo. EURIBOR + 6.1%)	(f) (h) (l)	EUR CLO	250	296	296
Flagship CLO 2014-8 Ltd., Series 2014-8A, Class DR, ABS, 3.2%, 1/16/26 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	$350	346	349
Galaxy XXII CLO Ltd., Series 2016-22A, Class ER, ABS, 5.9%, 7/16/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	250	238	250
Galaxy XXIV CLO Ltd., Series 2017-24X, Class D, ABS, 2.6%, 1/15/31 (3 mo. USD LIBOR + 2.5%)	(l)	USD CLO	550	503	536
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, 2.9%, 5/16/31 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	250	229	249
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, ABS, 5.7%, 1/21/28 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	500	492	496
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class D1, ABS, 3.3%, 1/21/28 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	540	530	539
Gallatin CLO VIII 2017-1 Ltd., Series 2017-1A, Class E, ABS, 5.6%, 7/15/27 (3 mo. USD LIBOR + 5.4%)	(h) (l)	USD CLO	1,340	1,298	1,332
Golub Capital Partners TALF 2020-1 LLC, Series 2020-1A, Class C, ABS, 3.8%, 10/20/29 (3 mo. USD LIBOR + 3.7%)	(h) (l)	USD CLO	250	252	252
Greywolf CLO V Ltd., Series 2015-1A, Class CR, ABS, 3.2%, 1/27/31 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	500	472	494
Grosvenor Place CLO 2015-1 B.V., Series 2015-1X, Class CRR, ABS, 2.5%, 10/30/29 (3 mo. EURIBOR + 2.5%)	(l)	EUR CLO	€100	118	119
Harvest CLO IX DAC, Series 9X, Class ER, ABS, 5.1%, 2/15/30 (3 mo. EURIBOR + 5.1%)	(l)	EUR CLO	455	491	523
Harvest CLO X DAC, Series 10X, Class E, ABS, 4.5%, 11/15/28 (3 mo. EURIBOR + 5.0%)	(l)	EUR CLO	117	139	141
Harvest CLO X DAC, Series 10X, Class DRNE, ABS, 2.3%, 11/15/28 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	390	452	469
Harvest CLO XII DAC, Series 12X, Class FR, ABS, 6.6%, 11/18/30 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	175	175	188

See notes to unaudited financial statements.
15

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Harvest CLO XIV DAC, Series 14X, Class F, ABS, 6.3%, 11/18/29 (3 mo. EURIBOR + 6.3%)	(l)	EUR CLO	€215	$254	$247
Harvest CLO XXII DAC, Series 22A, Class D, ABS, 4.0%, 1/15/32 (3 mo. EURIBOR + 4.0%)	(h) (l)	EUR CLO	365	409	439
Hayfin Emerald CLO, Series 5A, Class E, ABS, 6.9%, 11/17/32 (3 mo. EURIBOR + 6.9%)	(h) (l)	EUR CLO	250	279	304
Hayfin Emerald CLO IV DAC, Series 4A, Class E, ABS, 6.5%, 2/15/33 (3 mo. EURIBOR + 6.5%)	(h) (l)	EUR CLO	250	274	303
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class CR, ABS, 2.7%, 1/28/30 (3 mo. USD LIBOR + 2.6%)	(h) (l)	USD CLO	$261	243	256
Highbridge Loan Management 7-2015 Ltd., Series 7A-2015, Class ER, ABS, 5.2%, 3/15/27 (3 mo. USD LIBOR + 5.0%)	(h) (l)	USD CLO	795	755	772
ICG US CLO 2016-1 Ltd., Series 2016-1A, Class CR, ABS, 3.2%, 7/29/28 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	250	247	250
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, ABS, 2.8%, 10/20/28 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	250	231	250
Jamestown CLO IX Ltd., Series 2016-9A, Class DR, ABS, 7.1%, 10/20/28 (3 mo. USD LIBOR + 6.9%)	(h) (l)	USD CLO	1,055	1,040	1,054
Jamestown CLO Ltd., Series 2013-2A, Class DR, ABS, 5.6%, 4/22/30 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	335	322	317
Jamestown CLO V Ltd., Series 2014-5A, Class D, ABS, 3.9%, 1/17/27 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	815	812	815
Jamestown CLO X Ltd., Series 2017-10A, Class C, ABS, 3.9%, 7/17/29 (3 mo. USD LIBOR + 3.7%)	(h) (l)	USD CLO	250	245	250
Jamestown CLO XI Ltd., Series 2018-11A, Class C, ABS, 3.4%, 7/14/31 (3 mo. USD LIBOR + 3.3%)	(h) (l)	USD CLO	750	730	750
Jamestown CLO XIV Ltd., Series 2019-14A, Class D, ABS, 7.2%, 10/20/32 (3 mo. USD LIBOR + 7.0%)	(h) (l)	USD CLO	250	252	251
Jamestown CLO XV Ltd., Series 2020-15A, Class E, ABS, 7.2%, 4/15/33 (3 mo. USD LIBOR + 7.0%)	(h) (l)	USD CLO	250	251	250
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class D, ABS, 4.3%, 7/17/29 (3 mo. USD LIBOR + 4.2%)	(h) (l)	USD CLO	610	598	602
Jubilee Clo 2014-Xii B.V., Series 2014-12X, Class DRE, ABS, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	€350	413	418
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, ABS, 2.9%, 4/15/30 (3 mo. EURIBOR + 2.9%)	(l)	EUR CLO	155	175	185
Jubilee CLO 2015-XVI B.V., Series 2015-16X, Class F, ABS, 6.9%, 12/15/29 (3 mo. EURIBOR + 6.9%)	(l)	EUR CLO	250	284	277
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, ABS, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	223	241
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class DNE, ABS, 3.1%, 1/15/30 (3 mo. EURIBOR + 3.1%)	(l)	EUR CLO	200	228	238
Kingsland IX Ltd., Series 2018-9A, Class DR, ABS, 3.3%, 4/28/31 (3 mo. USD LIBOR + 3.2%)	(h) (l)	USD CLO	$725	706	715
KKR CLO 23 Ltd., Series 23, Class E, ABS, 6.2%, 10/20/31 (3 mo. USD LIBOR + 6.0%)	(h) (l)	USD CLO	500	477	499
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 6.1%, 1/14/28 (3 mo. USD LIBOR + 5.9%)	(h) (l)	USD CLO	500	497	500

See notes to unaudited financial statements.
16

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
KVK CLO 2016-1 Ltd., Series 2016-1A, Class D, ABS, 4.6%, 1/15/29 (3 mo. USD LIBOR + 4.4%)	(h) (l)	USD CLO	$590	$549	$590
LCM XX LP, Series 20A, Class ER, ABS, 5.6%, 10/20/27 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	300	284	294
LCM XXI LP, Series 21A, Class ER, ABS, 5.9%, 4/20/28 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	570	545	566
LCM XXV LP, Series 25A, Class D, 3.6%, 7/20/30 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	630	612	611
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, 4.7%, 4/15/29 (3 mo. USD LIBOR + 4.5%)	(h) (l)	USD CLO	520	513	512
Mackay Shields Euro CLO, Series 1X, Class E, ABS, 6.6%, 10/20/32 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	€215	233	260
Madison Park Euro Funding XVI DAC, Series 16A, Class E, ABS, 0.0%, 5/25/34 (3 mo. EURIBOR + 6.0%)	(f) (h) (l)	EUR CLO	300	352	353
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, ABS, 6.6%, 1/20/29 (3 mo. USD LIBOR + 6.4%)	(h) (l)	USD CLO	$250	249	248
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, ABS, 6.6%, 7/23/29 (3 mo. USD LIBOR + 6.5%)	(h) (l)	USD CLO	815	803	803
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, 3.4%, 7/23/29 (3 mo. USD LIBOR + 3.3%)	(h) (l)	USD CLO	430	422	430
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, ABS, 5.9%, 4/19/30 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	250	242	243
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, ABS, 3.0%, 4/19/30 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	365	353	362
Madison Park Funding XIX Ltd., Series 2015-19A, Class ER, ABS, 6.3%, 1/22/28 (3 mo. USD LIBOR + 6.1%)	(h) (l)	USD CLO	250	233	243
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, ABS, 5.1%, 4/15/29 (3 mo. USD LIBOR + 5.0%)	(h) (l)	USD CLO	755	734	743
Magnetite XVI Ltd., Series 2015-16A, Class F, ABS, 6.7%, 1/18/28 (3 mo. USD LIBOR + 6.5%)	(h) (l)	USD CLO	250	237	245
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	€145	171	173
Man GLG US CLO, Series 2018-1A, Class CR, ABS, 3.3%, 4/22/30 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	$560	529	542
Man GLG US CLO 2018-2 Ltd., Series 2018-2A, Class CR, ABS, 3.7%, 10/15/28 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	510	508	510
Marble Point CLO XII Ltd., Series 2018-1A, Class D, ABS, 3.2%, 7/16/31 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	243	240
Marble Point CLO XIV Ltd., Series 2018-2A, Class D, ABS, 3.7%, 1/20/32 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	360	348	350
Marble Point CLO XVIII Ltd., Series 2020-2A, Class D1, ABS, 4.0%, 10/15/31 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	275	270	276
Marble Point CLO XX Ltd., Series 2021-1A, Class D2, ABS, 0.0%, 4/23/34 (3 mo. USD LIBOR + 5.1%)	(h) (l)	USD CLO	360	356	357
Midocean Credit CLO IX, Series 2018-9A, Class D, ABS, 3.5%, 7/20/31 (3 mo. USD LIBOR + 3.3%)	(h) (l)	USD CLO	250	245	248
Midocean Credit CLO VII, Series 2017-7A, Class D, ABS, 4.1%, 7/15/29 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	340	336	338

See notes to unaudited financial statements.
17

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, 3.1%, 2/20/31 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	$250	$235	$248
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, ABS, 2.8%, 1/20/31 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	535	514	522
Mountain View CLO 2015-9 Ltd., Series 2015-9A, Class CR, ABS, 3.3%, 7/15/31 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	250	239	239
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, ABS, 3.8%, 10/16/29 (3 mo. USD LIBOR + 3.6%)	(h) (l)	USD CLO	250	247	247
Mountain View CLO 2019-1 LLC, Series 2019-1X, Class E, ABS, 6.9%, 4/15/29 (3 mo. USD LIBOR + 6.7%)	(l)	USD CLO	250	243	251
MP CLO III Ltd., Series 2013-1A, Class DR, ABS, 3.2%, 10/20/30 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	250	244	245
MP CLO VII Ltd., Series 2015-1A, Class DRR, ABS, 3.1%, 10/18/28 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	250	246
Mulberry Street CDO II Ltd., Series 2A, Class A1W, ABS, 0.8%, 8/12/38 (6 mo. USD LIBOR + 0.6%)	(h) (l)	USD CDO	1,130	729	753
Neuberger Berman CLO Ltd., Series 2015-20X, Class ER, ABS, 5.2%, 1/15/28 (3 mo. USD LIBOR + 5.0%)	(l)	USD CLO	280	276	275
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class DR, ABS, 2.6%, 1/15/28 (3 mo. USD LIBOR + 2.4%)	(h) (l)	USD CLO	250	250	250
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class ER2, ABS, 0.0%, 4/20/34 (3 mo. USD LIBOR + 6.5%)	(h) (l)	USD CLO	480	470	470
Newfeet CLO 2016-1 Ltd., Series 2016-1A, Class DR, ABS, 3.1%, 4/20/28 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	700	694	701
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class E, ABS, 6.6%, 11/25/33 (3 mo. EURIBOR + 6.6%)	(l)	EUR CLO	€240	264	293
Northwoods Capital 19 Euro DAC, Series 2019-19X, Class D, ABS, 4.0%, 11/25/33 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	1,190	1,420	1,441
Northwoods Capital 23 Euro DAC, Series 2021-23A, Class F, ABS, 8.5%, 3/15/34 (3 mo. EURIBOR + 8.5%)	(h) (l)	EUR CLO	250	280	286
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class E, ABS, 6.2%, 2/21/30 (3 mo. EURIBOR + 6.2%)	(l)	EUR CLO	145	163	175
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5X, Class D, ABS, 3.6%, 2/21/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	110	129	132
Oaktree CLO 2014-1, Series 2014-1A, Class CR, ABS, 4.1%, 5/13/29 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	$500	492	492
Oaktree CLO 2014-1, Series 2014-1A, Class BR, ABS, 2.9%, 5/13/29 (3 mo. USD LIBOR + 2.7%)	(h) (l)	USD CLO	285	285	284
Oaktree CLO 2020-1 Ltd., Series 2020-1A, Class E, ABS, 6.1%, 7/15/29 (3 mo. USD LIBOR + 5.9%)	(h) (l)	USD CLO	395	382	397
Ocean Trails CLO IV, Series 2013-4A, Class ER, ABS, 5.3%, 8/13/25 (3 mo. USD LIBOR + 5.1%)	(h) (l)	USD CLO	930	927	930
OCP CLO 2015-10 Ltd., Series 2015-10A, Class DR, ABS, 5.7%, 10/26/27 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	250	250	250

See notes to unaudited financial statements.
18

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OCP Euro CLO 2020-4 DAC, Series 2020-4A, Class F, ABS, 7.5%, 1/22/33 (3 mo. EURIBOR + 7.5%)	(h) (l)	EUR CLO	€250	$304	$301
Octagon Investment Partners XV Ltd., Series 2013-1A, Class DR, ABS, 3.9%, 7/19/30 (3 mo. USD LIBOR + 3.7%)	(h) (l)	USD CLO	$250	243	250
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class ER, ABS, 5.9%, 7/15/27 (3 mo. USD LIBOR + 5.8%)	(h) (l)	USD CLO	275	273	274
Orwell Park CLO Designated Activity Co., Series 1X, Class D, ABS, 4.5%, 7/18/29 (3 mo. EURIBOR + 4.5%)	(l)	EUR CLO	€100	118	120
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, 3.5%, 10/22/30 (3 mo. USD LIBOR + 3.4%)	(h) (l)	USD CLO	$250	244	247
OZLM Funding Ltd., Series 2012-1A, Class CR2, ABS, 3.8%, 7/22/29 (3 mo. USD LIBOR + 3.6%)	(h) (l)	USD CLO	315	308	315
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, 3.2%, 7/17/29 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	240	246
OZLM VIII Ltd., Series 2014-8A, Class DRR, ABS, 6.3%, 10/17/29 (3 mo. USD LIBOR + 6.1%)	(h) (l)	USD CLO	355	340	346
OZLM VIII Ltd., Series 2014-8A, Class CRR, ABS, 3.3%, 10/17/29 (3 mo. USD LIBOR + 3.2%)	(h) (l)	USD CLO	490	472	490
OZLM XIII Ltd., Series 2015-13A, Class D, 5.6%, 7/30/27 (3mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	250	246	245
OZLM XIII Ltd., Series 2015-13A, Class CR, ABS, 3.2%, 7/30/27 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	675	662	676
OZLM XIX Ltd., Series 2017-19A, Class C, ABS, 3.3%, 11/22/30 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	250	224	243
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, 3.7%, 5/16/30 (3 mo. USD LIBOR + 3.6%)	(h) (l)	USD CLO	250	243	245
OZLM XX Ltd., Series 2018-20A, Class C, ABS, 3.1%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	515	496	504
OZLME II DAC, Series 2X, Class F, ABS, 6.5%, 10/15/30 (3 mo. EURIBOR + 6.5%)	(l)	EUR CLO	€100	43	113
Palmer Square European CLO 2021-1 DAC, Series 2021-1A, Class E, ABS, 5.7%, 4/15/34 (3 mo. EURIBOR + 5.7%)	(h) (l)	EUR CLO	250	295	299
Palmer Square Loan Funding 2019-2 Ltd., Series 2019-2A, Class D, ABS, 5.7%, 4/20/27 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	$250	229	250
Palmer Square Loan Funding 2019-3 Ltd., Series 2019-3A, Class D, ABS, 5.5%, 8/20/27 (3 mo. USD LIBOR + 5.4%)	(h) (l)	USD CLO	250	223	250
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, ABS, 3.3%, 7/20/29 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	530	513	520
Parallel 2018-1 Ltd., Series 2018-1A, Class C, ABS, 3.0%, 4/20/31 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	274	254	261
Penta CLO 2 B.V., Series 2015-2X, Class DRNE, ABS, 3.0%, 8/4/28 (6 mo. EURIBOR + 3.0%)	(l)	EUR CLO	€290	313	350
Penta CLO 3 DAC, Series 2017-3X, Class D, ABS, 2.8%, 4/17/30 (3 mo. EURIBOR + 2.8%)	(l)	EUR CLO	140	161	167

See notes to unaudited financial statements.
19

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Preferred Term Securities XXI Ltd./ Preferred Term Securities XXI, Inc., 0.6%, 3/22/38 (3 mo. USD LIBOR + 0.4%)	(h) (l)	USD CDO	$824	$678	$688
Preferred Term Securities XXIV Ltd./ Preferred Term Securities XXIV, Inc., 0.6%, 3/22/37 (3 mo. USD LIBOR + 0.4%)	(h) (l)	USD CDO	430	335	346
Preferred Term Securities XXVI Ltd./ Preferred Term Securities XXVI, Inc., 0.6%, 9/22/37 (3 mo. USD LIBOR + 0.4%)	(h) (l)	USD CDO	269	218	228
Regatta Funding LP 2013-2A, Series 2013-2A, Class DR2, ABS, 7.1%, 1/15/29 (3 mo. USD LIBOR + 7.0%)	(h) (l)	USD CLO	360	353	358
Regatta VI Funding Ltd., Series 2016-1A, Class ER, ABS, 5.2%, 7/20/28 (3 mo. USD LIBOR + 5.0%)	(h) (l)	USD CLO	250	245	250
Regatta X Funding Ltd., Series 2017-3A, Class D, ABS, 2.9%, 1/17/31 (3 mo. USD LIBOR + 2.8%)	(h) (l)	USD CLO	250	232	249
Regatta XI Funding Ltd., Series 2018-1A, Class D, ABS, 3.0%, 7/17/31 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	250	250	249
Romark CLO Ltd., Series 2017-1A, Class D, ABS, 6.8%, 10/23/30 (3 mo. USD LIBOR + 6.7%)	(h) (l)	USD CLO	250	243	248
Romark WM-R Ltd., Series 2018-1A, Class D, ABS, 3.2%, 4/20/31 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	237	237
Shackleton 2013-III CLO Ltd., Series 2013-3A, Class DR, ABS, 3.2%, 7/15/30 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	435	417	424
Shackleton 2017-XI CLO Ltd., Series 2017-11A, Class D, ABS, 3.8%, 8/15/30 (3 mo. USD LIBOR + 3.7%)	(h) (l)	USD CLO	250	248	249
Silver Creek CLO Ltd., Series 2014-1X, Class E2R, ABS, 6.6%, 7/20/30 (3 mo. USD LIBOR + 6.4%)	(l)	USD CLO	255	252	253
Silvermore CLO Ltd., Series 2014-1A, Class C, ABS, 3.6%, 5/15/26 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	855	845	850
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	EUR CLO	€1,386	1,568	1,689
Smeralda SPV Srl, 5.0%, 12/22/33		EUR CLO	1,084	1,298	1,305
Sorrento Park CLO DAC, Series 1X, Class CR, ABS, 2.5%, 11/16/27 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	135	154	162
Sound Point CLO V-R Ltd., Series 2014-1RA, Class D, ABS, 3.3%, 7/18/31 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	$250	240	242
Sound Point CLO X Ltd., Series 2015-3A, Class ER, ABS, 5.4%, 1/20/28 (3 mo. USD LIBOR + 5.3%)	(h) (l)	USD CLO	500	484	496
Sound Point CLO XII Ltd., Series 2016-2A, Class DR, ABS, 4.0%, 10/20/28 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	355	356	355
Sound Point CLO XXVI Ltd., Series 2020-1A, Class E, ABS, 7.3%, 7/20/30 (3 mo. USD LIBOR + 7.1%)	(h) (l)	USD CLO	265	251	268
Sound Point CLO, Ltd., Series 2015-1RA, Class D1, ABS, 3.9%, 4/15/30 (3 mo. USD LIBOR + 3.8%)	(h) (l)	USD CLO	360	350	355
Sound Point CLO, Ltd., Series 2016-1A, Class ER, ABS, 5.4%, 7/20/28 (3 mo. USD LIBOR + 5.3%)	(h) (l)	USD CLO	250	245	243
Sound Point Euro CLO I Funding DAC, Series 1A, Class E, ABS, 6.2%, 4/25/32 (3 mo. EURIBOR + 6.2%)	(h) (l)	EUR CLO	€250	196	302
St Paul’s CLO III-R DAC, Series 3RX, Class CR, ABS, 1.6%, 1/15/32 (3 mo. EURIBOR + 1.6%)	(l)	EUR CLO	100	95	119
St Paul’s CLO V DAC, Series 5X, Class DR, ABS, 3.0%, 2/20/30 (3 mo. EURIBOR + 3.0%)	(l)	EUR CLO	140	163	169

See notes to unaudited financial statements.
20

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
St Paul’s CLO VII DAC, Series 7X, Class DR, ABS, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	€210	$233	$254
St Paul’s CLO VII DAC, Series 7X, Class DRE, ABS, 3.6%, 4/30/30 (3 mo. EURIBOR + 3.6%)	(l)	EUR CLO	320	376	386
St Paul’s CLO XI DAC, Series 11X, Class E, ABS, 6.0%, 1/17/32 (3 mo. EURIBOR + 6.0%)	(l)	EUR CLO	250	267	301
St Paul’s CLO XII DAC, Series 12X, Class D, ABS, 3.2%, 4/15/33 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	115	126	139
Steele Creek CLO 2017-1 Ltd., Series 2017-1A, Class D, ABS, 3.1%, 10/15/30 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	$250	247	240
Sudbury Mill CLO Ltd., Series 2013-1A, Class D, ABS, 3.7%, 1/17/26 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	505	501	505
Symphony CLO XIV Ltd., Series 2014-14A, Class E, ABS, 4.8%, 7/14/26 (3 mo. USD LIBOR + 4.6%)	(h) (l)	USD CLO	250	244	245
Symphony CLO XIX Ltd., Series 2018-19X, Class E, ABS, 5.4%, 4/16/31 (3 mo. USD LIBOR + 5.2%)	(l)	USD CLO	250	236	239
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, 2.7%, 4/16/31 (3 mo. USD LIBOR + 2.6%)	(h) (l)	USD CLO	250	248	246
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, ABS, 5.7%, 4/15/28 (3 mo. USD LIBOR + 5.6%)	(h) (l)	USD CLO	910	898	901
Symphony CLO XVIII Ltd., Series 2016-18A, Class E, ABS, 6.5%, 1/23/28 (3 mo. USD LIBOR + 6.4%)	(h) (l)	USD CLO	250	248	249
Taurus Finance DAC, Series 2019-FIN4, Class A, ABS, 1.4%, 11/18/31 (3 mo. EURIBOR + 1.4%)	(l)	EUR CLO	€160	166	193
THL Credit Wind River 2013-2 CLO Ltd., Series 2013-2A, Class DR, ABS, 3.1%, 10/18/30 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	$250	237	244
Tikehau CLO B.V., Series 2015-1X, Class ER, ABS, 4.6%, 8/4/28 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	€170	198	200
Tikehau CLO B.V., Series 2015-1X, Class DR, ABS, 2.4%, 8/4/28 (3 mo. EURIBOR + 2.4%)	(l)	EUR CLO	165	192	198
Toro European CLO 2 DAC, Series 2X, Class DR, ABS, 3.3%, 10/15/30 (3 mo. EURIBOR + 3.3%)	(l)	EUR CLO	170	184	205
Toro European CLO 6 DAC, Series 6X, Class D, ABS, 4.0%, 1/12/32 (3 mo. EURIBOR + 4.0%)	(l)	EUR CLO	170	199	203
Toro European CLO 7 DAC, Series 7A, Class D, ABS, 4.5%, 2/15/34 (3 mo. EURIBOR + 4.5%)	(h) (l)	EUR CLO	595	709	724
Toro European CLO IV DAC, Series 1X, Class DR, ABS, 3.2%, 7/15/30 (3 mo. EURIBOR + 3.2%)	(l)	EUR CLO	145	158	175
Treman Park CLO Ltd., Series 2015-1A, Class ERR, ABS, 5.7%, 10/20/28 (3 mo. USD LIBOR + 5.5%)	(h) (l)	USD CLO	$1,195	1,189	1,189
Treman Park CLO Ltd., Series 2015-1A, Class FRR, ABS, 7.6%, 10/20/28 (3 mo. USD LIBOR + 7.4%)	(h) (l)	USD CLO	250	243	246
Trimaran Cavu 2021-1 Ltd., Series 2021-1A, Class D, ABS, 3.6%, 4/23/32 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	250	248	250
Trinitas CLO VII Ltd., Series 2017-7A, Class D, ABS, 3.7%, 1/25/31 (3 mo. USD LIBOR + 3.5%)	(h) (l)	USD CLO	500	457	499
Trinitas CLO XIV Ltd., Series 2020-14A, Class D, ABS, 4.5%, 1/25/34 (3 mo. USD LIBOR + 4.3%)	(h) (l)	USD CLO	690	680	691
Tymon Park CLO DAC, Series 1X, Class E, ABS, 6.8%, 1/21/29 (3 mo. EURIBOR + 6.8%)	(l)	EUR CLO	€250	285	296

See notes to unaudited financial statements.
21

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Tymon Park CLO Ltd., Series 1X, Class DR, ABS, 4.6%, 1/21/29 (3 mo. EURIBOR + 4.6%)	(l)	EUR CLO	€100	$121	$120
Venture CDO Ltd., Series 2016-25A, Class D2, ABS, 4.4%, 4/20/29 (3 mo. USD LIBOR + 4.2%)	(h) (l)	USD CDO	$135	135	135
Venture XIII CLO Ltd., Series 2013-13A, Class DR, ABS, 3.5%, 9/10/29 (3 mo. USD LIBOR + 3.3%)	(h) (l)	USD CLO	365	358	362
Venture XXII CLO Ltd., Series 2015-22X, Class DR, ABS, 2.9%, 1/15/31 (3 mo. USD LIBOR + 2.8%)	(l)	USD CLO	250	238	238
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, ABS, 4.2%, 10/20/28 (3 mo. USD LIBOR + 4.1%)	(h) (l)	USD CDO	530	523	530
Venture XXIX CLO Ltd., Series 2017-29A, Class D, ABS, 4.1%, 9/7/30 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	260	254	262
Vibrant CLO IV Ltd., Series 2016-4A, Class DR, ABS, 4.5%, 7/20/32 (3 mo. USD LIBOR + 4.3%)	(h) (l)	USD CLO	250	245	250
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, 4.1%, 6/20/29 (3 mo. USD LIBOR + 3.9%)	(h) (l)	USD CLO	250	248	250
Vibrant CLO VII Ltd., Series 2017-7A, Class C, ABS, 3.8%, 9/15/30 (3 mo. USD LIBOR + 3.6%)	(h) (l)	USD CLO	250	245	250
Voya CLO 2015-2 Ltd., Series 2015-2A, Class DR, ABS, 3.1%, 7/23/27 (3 mo. USD LIBOR + 3.0%)	(h) (l)	USD CLO	250	240	247
Voya Euro CLO II DAC, Series 2X, Class E, ABS, 5.9%, 7/15/32 (3 mo. EURIBOR + 5.9%)	(l)	EUR CLO	€260	289	312
Wellfleet CLO 2016-1 Ltd., Series 2016-1A, Class DR, ABS, 3.1%, 4/20/28 (3 mo. USD LIBOR + 2.9%)	(h) (l)	USD CLO	$250	249	249
Whitebox CLO I Ltd., Series 2019-1A, Class D, ABS, 7.6%, 7/24/32 (3 mo. USD LIBOR + 7.5%)	(h) (l)	USD CLO	410	397	409
Wind River 2016-1 CLO Ltd., Series 2016-1A, Class ER, ABS, 5.7%, 7/15/28 (3 mo. USD LIBOR + 5.6%)	(h) (l)	USD CLO	2,250	2,215	2,233
York CLO 1 Ltd., Series 2014-1A, Class ERR, ABS, 5.8%, 10/22/29 (3 mo. USD LIBOR + 5.6%)	(h) (l)	USD CLO	405	393	387
Z Capital Credit Partners CLO 2015-1 Ltd., Series 2015-1A, Class DR, ABS, 3.3%, 7/16/27 (3 mo. USD LIBOR + 3.1%)	(h) (l)	USD CLO	550	539	540
Total Collateralized Loan Obligation / Structured Credit				110,776	113,959

Municipal Bonds—1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B, 5.4%, 7/1/27	(i)		330	328	331
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(i) (j) (k)		15	10	13
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (j) (k)		30	21	27
Puerto Rico Electric Power Authority, 10.0%, 1/1/21	(i) (j) (k)		69	61	68
Puerto Rico Electric Power Authority, 10.0%, 7/1/21	(i) (j) (k)		69	62	69
Puerto Rico Electric Power Authority, 10.0%, 1/1/22	(i) (j) (k)		18	16	18
Puerto Rico Electric Power Authority, 10.0%, 7/1/22	(i) (j) (k)		18	16	18
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/19	(j) (k)		10	6	9
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/20	(j) (k)		110	72	101
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(j) (k)		5	3	5

See notes to unaudited financial statements.
22

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/21	(j) (k)		$60	$39	$56
Puerto Rico Electric Power Authority, 5.3%, 7/1/22	(j) (k)		55	35	51
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 3.8%, 7/1/22	(j) (k)		5	3	4
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.8%, 7/1/25	(j) (k)		25	18	22
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/26	(i) (j) (k)		355	274	330
Puerto Rico Electric Power Authority, 5.3%, 7/1/26	(j) (k)		160	104	149
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(i) (j) (k)		35	27	32
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(j) (k)		325	212	302
Puerto Rico Electric Power Authority, 5.3%, 7/1/28	(i) (j) (k)		30	20	28
Puerto Rico Electric Power Authority, 5.4%, 7/1/28	(i) (j) (k)		1,690	1,269	1,487
Puerto Rico Electric Power Authority, 5.0%, 7/1/29	(i) (j) (k)		440	296	408
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.0%, 7/1/30	(j) (k)		25	16	23
Puerto Rico Electric Power Authority, Series UU-RSA-1, 0.8%, 7/1/31 (3 mo. USD LIBOR + 0.7%)	(i) (j) (k) (l)		110	79	95
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (j) (k)		60	46	56
Puerto Rico Electric Power Authority, 5.3%, 7/1/31	(j) (k)		120	78	112
Puerto Rico Electric Power Authority, 6.8%, 7/1/36	(i) (j) (k)		445	330	423
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(j) (k)		200	127	186
Puerto Rico Electric Power Authority, 5.3%, 7/1/35	(j) (k)		15	10	14
Puerto Rico Electric Power Authority, 7.0%, 7/1/43	(j) (k)		80	53	76
Puerto Rico Electric Power Authority, Series YY-RSA-1, 6.1%, 7/1/40	(j) (k)		195	122	178
Puerto Rico Electric Power Authority, Series EEE-RSA-1, 6.3%, 7/1/40	(j) (k)		5	3	5
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(i) (j) (k)		5	4	5
Puerto Rico Electric Power Authority, Series DDD-RSA-1, 5.0%, 7/1/19	(j) (k)		10	8	9
Puerto Rico Electric Power Authority, Series UU, 0.1%, 7/1/20	(i) (j) (k)		110	84	92
Puerto Rico Electric Power Authority, Series VV, 5.5%, 7/1/20	(i) (j) (k)		15	12	14
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.3%, 7/1/24	(i) (j) (k)		5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/25	(i) (j) (k)		5	4	5
Puerto Rico Electric Power Authority, 5.0%, 7/1/28	(i) (j) (k)		25	20	23
Puerto Rico Electric Power Authority, 5.3%, 7/1/40	(i) (j) (k)		210	152	195
Puerto Rico Electric Power Authority, Series ZZ-RSA-1, 5.0%, 7/1/17	(i) (j) (k)		15	11	14
Puerto Rico Electric Power Authority, Series UU, 0.1%, 7/1/17	(j) (k)		15	10	12
Puerto Rico Electric Power Authority, Series UU, 0.1%, 7/1/18	(i) (j) (k)		15	10	13

See notes to unaudited financial statements.
23

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(i) (j) (k)		$25	$20	$22
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(i) (j) (k)		20	16	18
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (j) (k)		120	94	106
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(i) (j) (k)		150	122	133
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (j) (k)		45	38	40
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(i) (j) (k)		20	16	18
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (j) (k)		10	8	10
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (j) (k)		10	8	10
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(i) (j) (k)		30	23	27
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(i) (j) (k)		20	16	18
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(i) (j) (k)		5	4	4
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(i) (j) (k)		80	65	74
Puerto Rico Electric Power Authority, 5.3%, 7/1/33	(i) (j) (k)		465	366	432
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(i) (j) (k)		15	11	13
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (j) (k)		145	106	135
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(i) (j) (k)		10	7	9
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(i) (j) (k)		30	30	27
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(i) (j) (k)		5	4	4
Puerto Rico Highway & Transportation Auth., Series N, 5.3%, 7/1/39	(i) (j) (k)		575	518	528
Total Municipal Bonds				5,547	6,711

Emerging Markets Debt—5.6%
Argentine Republic Government International Bond, 0.1%, 7/9/46	(i)	Sovereign	€158	63	59
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	$693	341	252
Argentine Republic Government International Bond, 0.1%, 7/9/35	(i)	Sovereign	1,766	679	560
Argentine Republic Government International Bond, 0.1%, 1/9/38	(i)	Sovereign	251	114	96
Argentine Republic Government International Bond, 0.1%, 7/9/41	(i)	Sovereign	334	136	120
Argentine Republic Government International Bond, 0.1%, 7/9/46		Sovereign	704	316	228
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	€1,321	609	540
Argentine Republic Government International Bond, 0.1%, 7/9/41	(i)	Sovereign	27	11	11
Argentine Republic Government International Bond, 0.1%, 1/9/38	(i)	Sovereign	23	11	10

See notes to unaudited financial statements.
24

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bahamas Government International Bond, 5.8%, 1/16/24	(i)	Sovereign	$200	$199	$204
Bahamas Government International Bond, 6.0%, 11/21/28	(i)	Sovereign	375	340	374
Bahamas Government International Bond, 9.0%, 10/15/32	(i)	Sovereign	1,567	1,682	1,747
Egypt Government International Bond, 3.9%, 2/16/26	(h)	Sovereign	240	240	235
Egypt Government International Bond, 5.8%, 5/29/24	(h)	Sovereign	420	420	445
Egypt Government International Bond, 5.8%, 5/29/24	(i)	Sovereign	200	202	212
Egypt Government International Bond, 4.8%, 4/11/25	(i)	Sovereign	€323	377	405
Egypt Government International Bond, 5.6%, 4/16/30	(i)	Sovereign	1,065	1,275	1,289
Mexican Bonos, 8.0%, 11/7/47		Sovereign	MEX$ 6,443	339	323
Petroleos Mexicanos, 6.8%, 9/21/47	(i)	Oil & Gas	$1,710	1,572	1,514
Petroleos Mexicanos, 6.0%, 1/28/31	(i)	Oil & Gas	358	342	346
Petroleos Mexicanos, 6.5%, 3/13/27	(i)	Oil & Gas	2,842	2,919	3,009
Petroleos Mexicanos, 3.8%, 3/11/22	(i) (l)	Oil & Gas	102	102	103
Petroleos Mexicanos, 6.9%, 8/4/26	(i)	Oil & Gas	275	270	299
Petroleos Mexicanos, 6.5%, 1/23/27	(i)	Oil & Gas	2,222	2,148	2,352
Petroleos Mexicanos, 6.8%, 1/23/30		Oil & Gas	3,743	3,762	3,851
Provincia de Buenos Aires/Argentina, 4.0%, 5/15/35	(i)	Provincial	750	396	317
Provincia de Buenos Aires/Government Bond, 5.4%, 1/20/23	(i)	Provincial	€300	184	141
Provincia de Buenos Aires/Government Bond, 4.0%, 5/15/35	(i)	Provincial	1,000	502	439
Provincia de Buenos Aires/Government Bond, 9.1%, 3/16/24	(i)	Provincial	$500	219	216
Total Emerging Markets Debt				19,770	19,697

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—1.3%
Qurate Retail, Inc., 8.0%		Retail	30,200	2,767	3,159
Verscend Technologies, Inc., 12.3%	(f)	Commercial Services	200	194	207
WESCO International, Inc., 10.6%, 6/22/25	(l) (m)	Distribution/Wholesale	36,125	1,117	1,147
Total Preferred Equity				4,078	4,513
Common Equity—2.4%
ATD New Holdings, Inc.	(k)	Commercial Services	3,359	61	128
California Resources Corp.	(k)	Oil & Gas	158,566	3,911	3,758
California Resources Corp., Warrants	(k)	Oil & Gas	2,587	9	10
Frontier Communications, Inc.	(f) (k)	Telecommunications	20,151	495	495
Hexion Holdings Corp., Class B	(k)	Chemicals	17,363	217	277
Hexion Holdings Corp., Warrants		Chemicals	19,202	253	306
Noble Corp.		Oil & Gas	11,726	159	223
Quorum Health Corp.	(f)	Healthcare-Services	48,950	492	545
Quorum Litigation Trust, Initial Funding	(f)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f)	Healthcare-Services	2,399	2	2
Solocal Group	(k)	Internet	492,144	1,566	1,664
Superior Energy Equity New 144A	(h)	Oil & Gas	1,228	2	39
Superior Energy Equity New Sec 1145		Oil & Gas	26,438	676	833

See notes to unaudited financial statements.
25

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
UTEX Industries Inc.		Miscellaneous Manufacturing	8,041	$240	$319
UTEX Industries Inc., Warrants	(f)	Miscellaneous Manufacturing	2,245	2	2
Valaris, Ltd.	(f)	Oil & Gas	554	9	11
Total Common Equity				8,094	8,612
TOTAL INVESTMENTS—118.9%				$407,816	420,656
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.9)%(n)					(66,751)
NET ASSETS—100.0%					$353,905

Investments Sold Short

Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(0.1)%
U.S. Treasury Bond, 1.3%, 5/15/2050	Sovereign	$(346)	$(322)	$(268)
U.S. Treasury Note, 0.6%, 8/15/2030	Sovereign	(196)	(192)	(180)
Total U.S. Treasury Sold Short			(514)	(448)
Total Investments Sold Short			$(514)	$(448)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	6/17/21	USD	349	GBP	248	$7	$ —
JPMorgan Chase Bank, N.A.	6/17/21	EUR	551	USD	659	4	—
JPMorgan Chase Bank, N.A.	6/17/21	EUR	936	USD	1,119	7	—
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,130	USD	1,348	11	—
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,697	USD	2,025	17	—
JPMorgan Chase Bank, N.A.	6/17/21	EUR	913	USD	1,119	—	20
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,663	USD	2,031	—	29
JPMorgan Chase Bank, N.A.	6/17/21	EUR	4,380	USD	5,348	—	78
JPMorgan Chase Bank, N.A.	6/17/21	EUR	1,452	USD	1,773	—	26
JPMorgan Chase Bank, N.A.	6/17/21	GBP	388	USD	541	—	5
JPMorgan Chase Bank, N.A.	6/17/21	GBP	1,463	USD	2,038	—	18
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,023	EUR	844	8	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,803	EUR	1,487	13	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	420	EUR	352	—	4
JPMorgan Chase Bank, N.A.	6/17/21	USD	692	EUR	570	6	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,211	EUR	997	11	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	1,168	EUR	962	11	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	200	GBP	144	1	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	173	GBP	123	4	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	76	GBP	56	—	2
JPMorgan Chase Bank, N.A.	6/17/21	USD	177	GBP	131	—	4
JPMorgan Chase Bank, N.A.	6/17/21	USD	449	GBP	333	—	11
JPMorgan Chase Bank, N.A.	6/17/21	USD	344	GBP	252	—	4
JPMorgan Chase Bank, N.A.	6/17/21	USD	421	GBP	309	—	5
JPMorgan Chase Bank, N.A.	6/17/21	USD	80	MXN	1,607	1	—
JPMorgan Chase Bank, N.A.	6/17/21	USD	383	MXN	7,679	6	—
State Street Bank and Trust Company	6/17/21	EUR	590	USD	721	—	11
State Street Bank and Trust Company	6/17/21	USD	2,406	EUR	2,017	—	21

See notes to unaudited financial statements.
26

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/17/21	USD	515	EUR	432	$—	$5
State Street Bank and Trust Company	6/17/21	USD	1,850	EUR	1,523	18	—
State Street Bank and Trust Company	6/17/21	USD	1,067	EUR	878	10	—
State Street Bank and Trust Company	6/17/21	USD	112	EUR	92	1	—
State Street Bank and Trust Company	6/17/21	USD	227	EUR	187	2	—
State Street Bank and Trust Company	6/17/21	USD	5,520	EUR	4,544	52	—
State Street Bank and Trust Company	6/17/21	USD	1,810	EUR	1,482	26	—
State Street Bank and Trust Company	6/17/21	USD	629	EUR	511	15	—
State Street Bank and Trust Company	6/17/21	USD	602	EUR	496	5	—
State Street Bank and Trust Company	6/17/21	USD	430	EUR	354	5	—
State Street Bank and Trust Company	6/17/21	USD	114	GBP	82	1	—
State Street Bank and Trust Company	6/17/21	USD	109	GBP	79	—	—
State Street Bank and Trust Company	6/17/21	USD	416	GBP	305	—	5
State Street Bank and Trust Company	6/17/21	USD	999	GBP	722	1	—
State Street Bank and Trust Company	6/17/21	USD	325	GBP	234	2	—
State Street Bank and Trust Company	6/17/21	USD	195	GBP	140	1	—
State Street Bank and Trust Company	6/17/21	USD	228	GBP	163	3	—
State Street Bank and Trust Company	6/17/21	USD	161	GBP	115	2	—
State Street Bank and Trust Company	6/17/21	USD	575	GBP	407	13	—
State Street Bank and Trust Company	6/17/21	USD	189	GBP	135	3	—
State Street Bank and Trust Company	6/17/21	USD	66	GBP	49	—	1
State Street Bank and Trust Company	6/17/21	USD	218	GBP	161	—	5
Total Forward Foreign Currency Exchange Contracts						$267	$254

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures				USD
Euro-Bund	3	Short	6/8/21	610	$ —	$ —
Total Interest Rate Futures Contracts					$ —	$ —

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month USD LIBOR	EUR 4,813	USD 5,732	3/23/23	Quarterly	$(48)	$—	$48
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0175%)	3 Month USD LIBOR	GBP 2,228	USD 3,103	3/12/23	Quarterly	47	47	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/23	Quarterly	3	3	—

See notes to unaudited financial statements.
27

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/23	Quarterly	$9	$9	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 794	USD 914	10/5/23	Quarterly	(37)	—	37
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 464	USD 541	6/1/23	Quarterly	(14)	—	14
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	(144)	—	144
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 720	USD 818	8/20/23	Quarterly	(44)	—	44
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	(121)	—	121
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,618	USD 5,198	7/12/21	Quarterly	(350)	—	350
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.175%)	3 Month USD LIBOR	EUR 494	USD 547	9/16/21	Quarterly	(47)	—	47
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.11%)	3 Month USD LIBOR	EUR 5,456	USD 6,025	11/12/21	Quarterly	(520)	—	520
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0775%)	3 Month USD LIBOR	EUR 4,796	USD 5,668	10/26/22	Quarterly	(103)	—	103

See notes to unaudited financial statements.
28

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.01%	3 Month USD LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	$(124)	$—	$124
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.92625%)	3 Month USD LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	133	133	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.07%)	3 Month USD LIBOR	EUR 1,561	USD 1,842	11/16/22	Quarterly	(29)	—	29
Total Cross-Currency Swaps							$(1,389)	$192	$1,581

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	0.80%	12 Month SONIA	GBP 1,533	7/12/31	Annually	$98	$98	$—
Goldman Sachs International	0.83%	3 Month LIBOR	USD 584	8/19/26	Semi-Annually	6	6	—
Goldman Sachs International	1.98%	3 Month LIBOR	USD 120	9/12/51	Semi-Annually	3	3	—
Goldman Sachs International	1.90%	3 Month LIBOR	USD 121	8/19/51	Semi-Annually	5	5	—
Goldman Sachs International	1.64%	3 Month LIBOR	USD 295	9/12/31	Semi-Annually	2	2	—
Goldman Sachs International	1.48%	3 Month LIBOR	USD 304	8/19/31	Semi-Annually	6	6	—
Goldman Sachs International	1.40%	3 Month LIBOR	USD 1,819	3/19/31	Semi-Annually	35	35	—
Goldman Sachs International	1.37%	3 Month LIBOR	USD 408	9/12/28	Semi-Annually	2	2	—
Goldman Sachs International	1.16%	3 Month LIBOR	USD 422	8/19/28	Semi-Annually	7	7	—
Goldman Sachs International	1.06%	3 Month LIBOR	USD 561	9/12/26	Semi-Annually	1	1	—
Total Interest Rate Swaps						$165	$165	$—

See notes to unaudited financial statements.
29

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/50), Series 2006	USD 700	12/1/23	Monthly	$23	$23	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/47), Series 2007	USD 619	6/1/24	Monthly	16	16	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/44), Series 2006C	USD 403	6/1/23	Monthly	7	7	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/56), Series 2007F	USD 247	12/1/24	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/49), Series 2006	USD 369	6/1/23	Monthly	3	3	—

See notes to unaudited financial statements.
30

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/48) Series 2006	USD 374	6/1/23	Monthly	$2	$2	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/49), Series 2005U	USD 178	9/1/22	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/49), Series 2006Q	USD 223	6/1/23	Monthly	—	—	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/45) Series 2006PP	USD 273	9/1/23	Monthly	(2)	—	2

See notes to unaudited financial statements.
31

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/55) Series 2006A	USD 587	12/1/23	Monthly	$(2)	$—	$2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/49), Series 2006	USD 221	3/1/22	Monthly	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/50), Series 2006	USD 601	12/1/23	Monthly	(5)	—	5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/43), Series 2005D	USD 439	06/1/22	Monthly	(6)	—	6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/48), Series 2004	USD 362	12/1/21	Monthly	(8)	—	8

See notes to unaudited financial statements.
32

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/51) Series 2007	USD 609	9/1/24	Monthly	$(10)	$—	$10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/49), Series 2004	USD 409	12/1/21	Monthly	(15)	—	15
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/44), Series 2004	USD 494	9/1/21	Monthly	(19)	—	19
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/48), Series 2004	USD 631	9/1/21	Monthly	(29)	—	29
Total Total Return Debt Swaps						$(43)	$56	$99

(a)Security may be an obligation of one or more entities affiliated with the named company.

(b)Denominated in U.S. dollars unless otherwise noted.

(c)Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of April 30, 2021, three-month and six-month London Interbank Offered Rate (“LIBOR” or “L”) were 0.18% and 0.21%, respectively, the three-month and six-month Euro Interbank Offered Rate (“EURIBOR” or “E”) were (0.54)% and (0.52)%, respectively, the three-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.08%, the SIFMA Municipal Swap Index was 0.06% and the Sterling Overnight Index Average (“SONIA”) was 0.05%.

(e)Position or portion thereof unsettled as of April 30, 2021.

(f)Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

See notes to unaudited financial statements.
33

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of April 30, 2021 (in thousands, except share amounts)

(g)Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(h)Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $219,894, which represents approximately 62.1% of net assets as of April 30, 2021.

(i)Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of April 30, 2021, there were no securities rehypothecated by BNP.

(j)Security is in default.

(k)Security is non-income producing.

(l)Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(m)The security has a perpetual maturity; the date displayed is the next call date.

(n)Includes the effect of investments sold short, forward foreign currency exchange contracts, futures contracts, and swap contracts.

CDO- Collateralized Debt Obligation

EUR- Euro

EURIBOR - Euro Interbank Offered Rate

FRN- Floating Rate Note

GBP- British Pound

LIBOR- London Interbank Offered Rate

MEX$- Mexican Peso

MXN- Mexican Peso

PIK- Payment In Kind

SIFMA- Securities Industry and Financial Markets Association

SONIA- Sterling Overnight Index Average Rate

USD- U.S. Dollar

FS Credit Income Fund

Unaudited Statement of Assets and Liabilities

(in thousands, except share and per share amounts)

See notes to unaudited financial statements.
34

April 30, 2021
Assets
Investments, at fair value (amortized cost—$407,816)	$420,656
Cash	1,539
Restricted cash	3,226
Foreign currency (cost—$4,272)	4,268
Collateral held at broker(1)	1,951
Receivable for investments sold	10,293
Receivable from Fund shares sold	1,566
Reimbursement due from adviser(2)	264
Interest receivable	4,435
Unrealized appreciation on forward foreign currency exchange contracts	267
Unrealized appreciation on swap contracts	413
Receivable for variation margin on futures contracts	3
Payment due from broker	4
Total assets	$448,885

Liabilities
Financing arrangement payable	$66,875
Investments sold short, at fair value (proceeds $514)	448
Unrealized depreciation on forward foreign currency exchange contracts	254
Unrealized depreciation on swap contracts	1,680
Collateral due to broker	927
Payable for investments purchased	22,421
Payment due to broker	77
Management fees payable	1,639
Administrative services expense payable	13
Accounting and administrative fees payable	217
Interest expense payable	61
Professional fees payable	110
Trustees’ fees payable	23
Interest payable for investment sold short	2
Shareholder service fee—Class A	2
Shareholder service and distribution fees—Class T	1
Distribution fee—Class U	51
Shareholder service and distribution fees—Class U-2	0
Other accrued expenses and liabilities	179
Total liabilities	$94,980
Net assets	$353,905

Commitments and contingencies ($2,433)(3)

Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$26
Capital in excess of par value	336,491
Accumulated earnings (deficit)	17,388
Net assets	$353,905

Class A Shares
Net Assets	$9,734
Shares Outstanding	723,294
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.46
Maximum Offering Price Per Share ($13.46 ÷ 94.25% of net asset value per share)	$14.28

Class I Shares
Net Assets	$248,065
Shares Outstanding	18,381,347
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.49

Class T Shares
Net Assets	$2,671
Shares Outstanding	198,028
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.49
Maximum Offering Price Per Share ($13.49 ÷ 96.50% of net asset value per share)	$13.98

Class U Shares
Net Assets	$93,291
Shares Outstanding	6,944,371
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.43

Class U-2 Shares
Net Assets	$144
Shares Outstanding	10,624
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.51
Maximum Offering Price Per Share ($13.51 ÷ 97.50% of net asset value per share)	$13.86

(1)Represents cash on deposit at broker.

(2)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited financial statements.
35

FS Credit Income Fund

Unaudited Statement of Operations

(in thousands)

Six Months Ended April 30, 2021
Investment income
Interest income	$10,316
Dividend income	156
Fee income	44
Total investment income	10,516

Operating expenses
Management fees	3,124
Administrative services expenses	20
Accounting and administrative fees	221
Interest expense	396
Professional fees	157
Trustees’ fees	21
Shareholder service fee—Class A	11
Shareholder service and distribution fees—Class T	5
Distribution fee—Class U	262
Shareholder service and distribution fees—Class U-2	0
Other general and administrative expenses	526
Total operating expenses	4,743
Less: Expense reimbursement(1)	(562)
Net operating expenses	4,181
Net investment income	6,335

Realized and unrealized gain/loss
Net realized gain (loss) on investments	6,712
Net realized gain (loss) on forward foreign currency exchange contracts	(486)
Net realized gain (loss) on swap contracts	511
Net realized gain (loss) on futures contracts	119
Net realized gain (loss) on foreign currency	61
Net change in unrealized appreciation (depreciation) on investments	21,963
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	194
Net change in unrealized appreciation (depreciation) on swap contracts	(786)
Net change in unrealized appreciation (depreciation) on investments sold short	66
Net change in unrealized appreciation (depreciation) on futures contracts	(28)
Net change in unrealized gain (loss) on foreign currency	(28)
Total net realized gain (loss) and unrealized appreciation (depreciation)	28,298
Net increase (decrease) in net assets resulting from operations	$34,633

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to unaudited financial statements.
36

FS Credit Income Fund

Statements of Changes in Net Assets

(in thousands)

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations
Net investment income	$ 6,335	$ 11,489
Net realized gain (loss)	6,917	3,248
Net change in unrealized appreciation (depreciation) on investments	21,963	(5,820)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	194	(245)
Net change in unrealized appreciation (depreciation) on swap contracts	(786)	(1,323)
Net change in unrealized appreciation (depreciation) on investments sold short	66	(18)
Net change in unrealized appreciation (depreciation) on futures contracts	(28)	(85)
Net change in unrealized gain (loss) on foreign currency	(28)	36
Net increase (decrease) in net assets resulting from operations	34,633	7,282

Shareholder distributions(1)
Distributions to shareholders
Class A	(247)	(620)
Class I	(6,368)	(11,715)
Class T	(57)	(75)
Class U	(1,841)	(1,012)
Class U-2	(1)	—
Net decrease in net assets resulting from shareholder distributions	(8,514)	(13,422)

Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	73,125	58,617

Total increase in net assets	99,244	52,477
Net assets at beginning of period	254,661	202,184
Net assets at end of period	$ 353,905	$ 254,661

(1)See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited financial statements.
37

FS Credit Income Fund

Unaudited Statement of Cash Flows

(in thousands)

Six Months Ended April 30, 2021
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$34,633
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(320,557)
Proceeds from sales and repayments of investments	241,604
Investments sold short, net	514
Net realized (gain) loss on investments	(6,712)
Net change in unrealized (appreciation) depreciation on investments	(21,963)
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(194)
Net change in unrealized (appreciation) depreciation on swap contracts	786
Net change in unrealized (appreciation) depreciation on investments sold short	(66)
Net change in unrealized (appreciation) depreciation on futures contracts	28
Accretion of discount	(523)
(Increase) decrease in collateral held at broker	(1,670)
(Increase) decrease in receivable for investments sold	(5,798)
(Increase) decrease in reimbursement due from adviser(1)	(71)
(Increase) decrease in interest receivable	(504)
(Increase) decrease in payment due from broker	2
(Increase) decrease in prepaid expenses and other assets	42
Increase (decrease) in collateral due to broker	625
Increase (decrease) in payable for investments purchased	11,704
Increase (decrease) in payments due to broker	77
Increase (decrease) in management fees payable	372
Increase (decrease) in administrative services expenses payable	(17)
Increase (decrease) in accounting and administrative fees payable	145
Increase (decrease) in interest expense payable	8
Increase (decrease) in professional fees payable	(44)
Increase (decrease) in interest payable for investments sold short	2
Increase (decrease) in trustees’ fees payable	(6)
Increase (decrease) in shareholder service fee—Class A	0
Increase (decrease) in shareholder service and distribution fees—Class T	0
Increase (decrease) in distribution fees—Class U	26
Increase (decrease) in shareholder service and distribution fees—Class U-2	0
Increase (decrease) in other accrued expenses and liabilities	75
Net cash provided by (used in) operating activities	(67,482)

Cash flows from financing activities
Issuance of common shares	87,183
Repurchases of common shares	(18,481)
Shareholder distributions paid	(4,442)
Borrowings under financing arrangement(2)	48,888
Repayments under financing arrangement(2)	(48,000)
Net cash provided by (used in) financing activities	65,148
Total increase (decrease) in cash	(2,334)
Cash, restricted cash and foreign currency at beginning of period	11,367
Cash, restricted cash and foreign currency at end of period(3)	$9,033

Supplemental disclosure
Reinvestment of shareholder distributions	$4,072

(1)See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)See Note 9 for a discussion of the Fund’s financing arrangement. During the six months ended April 30, 2021, borrowings under the financing arrangement included $388 of capitalized interest.

(3)Balance includes cash and foreign currency of $5,807 and restricted cash of $3,226. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s derivative contracts.

See notes to unaudited financial statements.
38

FS Credit Income Fund

Financial Highlights—Class A Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
			2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$12.26		$12.71	$12.87	$12.89
Results of operations
Net investment income(2)	0.27		0.61	0.63	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	1.29		(0.34)	(0.06)	0.12
Net increase in net assets resulting from operations	1.56		0.27	0.57	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.36)		(0.72)	(0.73)	(0.37)
Distributions from net realized gain on investments	—		—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.36)		(0.72)	(0.73)	(0.37)
Net asset value, end of period	$13.46		$12.26	$12.71	$12.87
Shares outstanding, end of period	723,294		748,523	949,993	69,904
Total return(4)	12.80	%(5)	2.48%	4.56%	2.72	%(5)

Ratio/Supplemental Data:
Net assets, end of period	$9,734		$9,175	$12,072	$900
Ratio of net investment income to average net assets(6)(7)	4.13%		4.98%	4.92%	4.30%
Ratio of total expenses to average net assets(6)	3.18%		3.22%	3.34%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.37)%		(0.35)%	(0.55)%	(1.59)%
Ratio of net expenses to average net assets(6)	2.81%		2.87%	2.79%	2.69%
Portfolio turnover rate	67%		166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$66,875		$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$6,292		$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	6.29		4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.76%, 4.63%, 4.37% and 2.71% for the six months ended April 30, 2021, and the years ended October 31, 2020 and 2019, and for the period from June 1, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
39

FS Credit Income Fund

Financial Highlights—Class I Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018
Per Share Data:(1)
Net asset value, beginning of period	$12.29		$12.74	$12.89	$12.50
Results of operations
Net investment income(2)	0.28		0.64	0.66	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	1.30		(0.34)	(0.06)	0.39
Net increase in net assets resulting from operations	1.58		0.30	0.60	0.95
Shareholder Distributions:(3)
Distributions from net investment income	(0.38)		(0.75)	(0.75)	(0.56)
Distributions from net realized gain on investments	—		—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.38)		(0.75)	(0.75)	(0.56)
Net asset value, end of period	$13.49		$12.29	$12.74	$12.89
Shares outstanding, end of period	18,381,347		16,079,816	14,845,927	8,322,844
Total return(4)	12.91	%(5)	2.76%	4.82%	7.68%

Ratio/Supplemental Data:
Net assets, end of year	$248,065		$197,633	$189,185	$107,317
Ratio of net investment income to average net assets(6)(7)	4.36%		5.27%	5.17%	4.38%
Ratio of total expenses to average net assets(6)	2.93%		2.97%	3.09%	3.65%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.37)%		(0.35)%	(0.55)%	(1.33)%
Ratio of net expenses to average net assets(6)	2.56%		2.62%	2.54%	2.32%
Portfolio turnover rate	67%		166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$66,875		$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$6,292		$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	6.29		4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.99%, 4.92%, 4.62% and 3.05% for the six months ended April 30, 2021, and the years ended October 31, 2020, 2019 and 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
40

FS Credit Income Fund

Financial Highlights—Class T Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
			2020	2019
Per Share Data:(1)
Net asset value, beginning of period	$12.28		$12.74	$12.90	$13.03
Results of operations
Net investment income(2)	0.25		0.58	0.60	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	1.30		(0.35)	(0.06)	(0.07)
Net increase in net assets resulting from operations	1.55		0.23	0.54	0.05
Shareholder Distributions:(3)
Distributions from net investment income	(0.34)		(0.69)	(0.70)	(0.18)
Distributions from net realized gain on investments	—		—	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.34)		(0.69)	(0.70)	(0.18)
Net asset value, end of period	$13.49		$12.28	$12.74	$12.90
Shares outstanding, end of period	198,028		154,266	71,205	5,832
Total return(4)	12.72	%(5)	2.19%	4.36%	0.39	%(5)
Ratio/Supplemental Data:
Net assets, end of period	$2,671		$1,895	$907	$75
Ratio of net investment income to average net assets(6)(7)	3.83%		4.80%	4.67%	4.28%
Ratio of total expenses to average net assets(6)	3.43%		3.48%	3.59%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.37)%		(0.35)%	(0.55)%	(1.14)%
Ratio of net expenses to average net assets(6)	3.06%		3.13%	3.04%	3.04%
Portfolio turnover rate	67%		166%	126%	114	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$66,875		$65,987	$36,094	$10,175
Asset coverage, per $1,000 of credit facility borrowings(8)	$6,292		$4,859	$6,602	$11,643
Asset coverage ratio per unit(8)	6.29		4.86	6.60	11.64

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.46%, 4.45%, 4.12% and 3.14% for the six months ended April, 30, 2021, and the years ended October 31, 2020 and 2019, and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
41

FS Credit Income Fund

Financial Highlights—Class U Shares

(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$12.24		$12.73	$13.06
Results of operations
Net investment income(2)	0.23		0.57	0.07
Net realized gain (loss) and unrealized appreciation (depreciation)	1.29		(0.36)	(0.22)
Net increase (decrease) in net assets resulting from operations	1.52		0.21	(0.15)
Shareholder Distributions:(3)
Distributions from net investment income	(0.33)		(0.70)	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.33)		(0.70)	(0.18)
Net asset value, end of period	$13.43		$12.24	$12.73
Shares outstanding, end of period	6,944,371		3,754,756	1,531
Total return(4)	12.50	%(5)	2.03%	(1.12	)%(5)
Ratio/Supplemental Data:
Net assets, end of period	$93,291		$45,958	$20
Ratio of net investment income to average net assets(6)(7)	3.53%		4.75%	4.28%
Ratio of total expenses to average net assets(6)	3.69%		3.73%	3.85%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.37)%		(0.34)%	(0.55)%
Ratio of net expenses to average net assets(6)	3.32%		3.39%	3.30%
Portfolio turnover rate	67%		166%	126	%(5)
Total amount of senior securities outstanding exclusive of treasury securities	$66,875		$65,987	$36,094
Asset coverage, per $1,000 of credit facility borrowings(8)	$6,292		$4,859	$6,602
Asset coverage ratio per unit(8)	6.29		4.86	6.60

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.16%, 4.41% and 3.73% for the six months ended April 30, 2021, and the year ended October 31, 2020 and for the period from September 17, 2019 (Commencement of Operations) through October 31, 2019, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.
42

FS Credit Income Fund

Financial Highlights—Class U-2 Shares

(in thousands, except share and per share amounts)

	Period from December 18, 2020 (Commencement of Operations) through April 30, 2021 (Unaudited)
Per Share Data:(1)
Net asset value, beginning of period	$13.24
Results of operations
Net investment income(2)	0.15
Net realized gain (loss) and unrealized appreciation (depreciation)	0.45
Net increase in net assets resulting from operations	0.60
Shareholder Distributions:(3)
Distributions from net investment income	(0.33)
Net decrease in net assets resulting from shareholder distributions	(0.33)
Net asset value, end of period	$13.51
Shares outstanding, end of period	10,624
Total return(4)	4.57	%(5)
Ratio/Supplemental Data:
Net assets, end of period	$144
Ratio of net investment income to average net assets(6)(7)	3.30%
Ratio of total expenses to average net assets(6)	3.67%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.36)%
Ratio of net expenses to average net assets(6)	3.31%
Portfolio turnover rate	67%
Total amount of senior securities outstanding exclusive of treasury securities	$66,875
Asset coverage, per $1,000 of credit facility borrowings(8)	$6,292
Asset coverage ratio per unit(8)	6.29

(1)Per share data may be rounded in order to compute the ending net asset value per share.

(2)The per share data was derived by using the average number of common shares outstanding during the period.

(3)The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U-2 common share during the applicable period.

(4)The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)Information presented is not annualized.

(6)Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 2.94% for the period from December 18, 2020 (Commencement of Operations) through April 30, 2021. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)Represents value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

FS Credit Income Fund

Notes to Unaudited Financial Statements

(in thousands, except share and per share amounts)

43

Note 1. Principal Business and Organization

FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.

The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers seven classes of shares of beneficial interest — Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class T Shares, Class U Shares and Class U-2 Shares (each defined below), which are substantially the same except that each class of shares has different sales charges and expenses. Shares are offered at a public offering price equal to the then-current net asset value per share of the applicable class, plus, in the case of Class A Shares, Class L Shares, Class T Shares and Class U-2 Shares, the applicable Sales Load. “Sales Load” includes selling commissions of up to 5.75% for Class A Shares, up to 3.5% for Class L Shares and Class T Shares and up to 2.5% for Class U-2 Shares. Class U-2 Shares commenced operations on December 18, 2020. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).

The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.

The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying unaudited financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Fund has evaluated the impact of subsequent events through the date the unaudited financial statements were issued.

Use of Estimates: The preparation of the Fund’s unaudited financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.

Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”), Class T share of beneficial interest (“Class T Share”) and Class U-2 share of beneficial interest (“Class U-2 Share”) is offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”), Class M share of beneficial interest (“Class M Share”) and Class U share of beneficial interest (“Class U Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.

44

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

For purposes of calculating NAV, the Fund uses the following valuation methods:

• The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

• If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor.

• To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

• Monthly and as of each quarter end, FS Credit Income Advisor will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

• Quarterly, FS Credit Income Advisor will provide the audit committee of the Board with preliminary valuations for each investment;

• The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•The audit committee of the Board will also be provided with the monthly valuations of each investment that had been fair valued throughout the most recently completed quarter;

• Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

45

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

• The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s unaudited financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.

Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e. the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.

FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.

When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third-party valuation service, if applicable.

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps (other than centrally cleared) typically will be valued at their prices obtained from an independent third party and are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value

46

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

using swap rates provided by electronic data services or by brokers/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss).

The Board is responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor, and has authorized FS Credit Income Advisor to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.

Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.

Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized as interest income, using the effective interest method, over the respective term of the loan or security, except market premium on callable bonds, which are amortized to the call date. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.

Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.

Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 4). The Fund did not incur any organization costs during the six months ended April 30, 2021 and the year ended October 31, 2020. FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Prior to April 6, 2018, offering costs primarily included marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Following April 6, 2018, offering costs primarily include third-party expenses incurred in marketing the Fund’s common shares. Effective April 6, 2018, FS Investments has agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs. For the period from October 27, 2016 (Inception) through April 6, 2018, the Fund incurred offering costs of $1,681 which were paid on its behalf by FS Investments (see Note 4).

Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC

47

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.

Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the six months ended April 30, 2021, the Fund did not incur any interest or penalties.

The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s unaudited financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.

Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.

Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.

Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Credit Default Swaps: The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.

48

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.

Note 3. Share Transactions

Below is a summary of transactions with respect to the Fund’s common shares during the six months ended April 30, 2021 and the year ended October 31, 2020:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	72,795	$973	314,814	$3,994
Reinvestment of Distributions	9,603	126	27,265	322
Total Gross Proceeds	82,398	1,099	342,079	4,316
Commissions and Dealer Manager Fees	—	(1)	—	(53)
Net Proceeds to the Fund	82,398	1,098	342,079	4,263
Share Repurchase Program	(46,184)	(615)	(470,403)	(5,750)
Transfers Out	(61,443)	(790)	(73,146)	(760)
Net Proceeds from Class A Share Transactions	(25,229)	$(307)	(201,470)	$(2,247)

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	3,306,394	$44,010	4,512,473	$54,992
Reinvestment of Distributions	177,673	2,344	350,558	4,117
Total Gross Proceeds	3,484,067	46,354	4,863,031	59,109
Share Repurchase Program	(1,256,392)	(16,752)	(3,702,073)	(45,281)
Transfers In	73,856	951	72,931	760
Net Proceeds from Class I Share Transactions	2,301,531	$30,553	1,233,889	$14,588

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	54,804	$756	83,248	$1,085
Reinvestment of Distributions	3,451	46	5,557	66
Total Gross Proceeds	58,255	802	88,805	1,151
Commissions and Dealer Manager Fees	—	(25)	—	(37)
Net Proceeds to the Fund	58,255	777	88,805	1,114
Share Repurchase Program	(1,883)	(25)	(5,744)	(62)
Transfers Out	(12,610)	(161)	—	—
Net Proceeds from Class T Share Transactions	43,762	$591	83,061	$1,052

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Class U	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	3,152,579	$41,679	3,717,586	$44,817
Reinvestment of Distributions	118,282	1,555	77,545	925
Total Gross Proceeds	3,270,861	43,234	3,795,131	45,742
Share Repurchase Program	(81,246)	(1,089)	(41,906)	(518)
Net Proceeds from Class U Share Transactions	3,189,615	$42,145	3,753,225	$45,224

49

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

	Period from December 18, 2020 (Commencement of Operations) to April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020
Class U-2	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	10,558	$145	—	$—
Reinvestment of Distributions	66	1	—	—
Total Gross Proceeds	10,624	146	—	—
Commissions and Dealer Manager Fees	—	(3)	—	—
Net Proceeds to the Fund	10,624	143	—	—
Net Proceeds from Class U-2 Share Transactions	10,624	$143	—	—
Net Proceeds to the Fund	5,520,303	$73,125	4,868,705	$58,617

Share Repurchase Program

The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.

During the six months ended April 30, 2021, the Fund engaged in repurchase offers as follows:

Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
December 16, 2020	5%	659,287	2.96%
March 17, 2021	5%	726,418	2.90%
Total		1,385,705

50

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Distribution Plan

The Fund, with respect to its Class L, Class M, Class T, Class U and Class U-2 Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M, Class T, Class U and Class U-2 Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets for Class L, Class M and Class T Shares, 0.50% of average daily net assets for Class U-2 Shares and 0.75% of average daily net assets for Class U Shares attributable to the respective share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the six months ended April 30, 2021, Class T, Class U and Class U-2 Shares incurred distribution fees of $3, $262 and $0, respectively.

Shareholder Service Expenses

The Fund has adopted a shareholder services plan with respect to its Class A, Class L, Class T and Class U-2 Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L, Class T and Class U-2 Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L, Class T and Class U-2 Shares, respectively. For the six months ended April 30, 2021, Class A, Class T and Class U-2 shares incurred shareholder service fees of $11, $2 and $0, respectively.

Note 4. Related Party Transactions

Compensation of the Investment Adviser, Sub-Adviser and their Affiliates

Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.

Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.

The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine.

Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its

51

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.

The Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.

Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.

Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.

FS Investments funded the Fund’s offering costs in the amount of $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.

The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the six months ended April 30, 2021:

Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$3,124
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$ 20

(1)As of April 30, 2021, $1,639 in management fees were payable to FS Credit Income Advisor.

(2)During the six months ended April 30, 2021, all of the accrued administrative services expenses related to third-party expenses.

Cross-Trades

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other funds sponsored by FS Investments in accordance with Rule 17a-7 under the 1940 Act, when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with cross-trade procedures approved by the Board. Pursuant to Rule 17a-7 and in accordance with the Fund’s cross-trade procedures, each cross-trade is effected at the current market price of the security. During the six months ended April 30, 2021, the Fund engaged in cross-trade purchases of $465.

Capital Contributions by FS Investments and GoldenTree

In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.

52

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares, in June 2018, FS Investments purchased $17,283 of Class I Shares, in September 2019, an affiliate of FS Investments purchased $20 of Class U Shares and in December 2021, an affiliate of FS Investments purchased $20 of Class U-2 Shares. As of April 30, 2021, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 4,456,068 Class I Shares, 1,531 Class U Shares and 1,511 Class U-2 Shares valued at approximately $60,112, $21, and $20, respectively, based on the respective NAV per share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders

Expense Limitation Agreement

Pursuant to an amended and restated expense limitation agreement, dated April 6, 2018 (the “Expense Limitation Agreement”), FS Credit Income Advisor has agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the Expense Limitation Agreement shall survive the termination of such agreement for any reason.

Prior to April 6, 2018, and pursuant to the Fund’s previous expense limitation agreement, dated September 18, 2017 (the “2017 Expense Limitation Agreement”), FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve month period following October 3, 2017, the date of effectiveness of the Fund’s initial registration statement on Form N-2. For the purpose of the 2017 Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.

During the six months ended April 30, 2021, the Fund accrued $562 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.

53

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Exemptive Relief

The Fund has been granted exemptive relief by the SEC that permits the Fund to participate in certain negotiated co-investments alongside other funds managed by FS Credit Income Advisor, GoldenTree or certain of its affiliates, subject to certain conditions, including (i) that a majority of the Board of Trustees who have no financial interest in the co-investment transaction and a majority of the Board of Trustees who are not “interested persons,” as defined in the 1940 Act, approve the co-investment and (ii) that the price, terms and conditions of the co-investment will be identical for each fund participating pursuant to the exemptive relief.

Note 5. Distributions

During the six months ended April 30, 2021, the Fund declared and paid gross distributions in the amount of $0.3750 (as adjusted for the applicable share class expenses) per share in the total amount of $8,514. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.

Shareholders automatically participate in the distribution reinvestment plan (“DRP”), unless and until an election is made to withdraw from the DRP on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $407,986 as of April 30, 2021. The difference between the Fund’s GAAP basis cost and tax basis cost is primarily due to wash sales loss deferrals. Aggregate net unrealized appreciation (depreciation) on investments, including derivatives, on a tax basis was $11,471, which was comprised of gross unrealized appreciation of $17,299 and gross unrealized depreciation of $5,828, as of April 30, 2021.

Note 6. Financial Instruments

The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.

Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.

Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.

54

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.

An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.

Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.

Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).

Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or interest, restructuring, obligation acceleration and repudiation or moratorium. The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.

If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection

55

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of April 30, 2021 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$267	(1)	$254	(2)
Cross-currency swaps	$192	(3)	$1,581	(4)
Interest Rate Risk
Interest rate futures	$3	(5)	$—
Interest rate swaps	$165	(3)	$—
Credit Risk
Total return swaps	$56	(3)	$99	(4)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows:

(1)Unrealized appreciation on forward foreign currency exchange contracts.

(2)Unrealized depreciation on forward foreign currency exchange contracts.

(3)Unrealized appreciation on swap contracts.

(4)Unrealized depreciation on swap contracts.

(5)Receivable for variation margin on futures contracts.

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of April 30, 2021:

Counterparty	Derivative Assets Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)
Bank of America, N.A.	$56	$56	$—	$—	$—
BNP Paribas	$7	$—	$—	$—	$7
JPMorgan Chase Bank, N.A.	$292	$292	$—	$—	$—
State Street Bank and Trust Company	$160	$48	$—	$—	$112

56

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement(1)	Derivatives Available for Offset	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(4)
Bank of America, N.A.	$99	$56	$—	$43	$—
JPMorgan Chase Bank, N.A.	$1,787	$292	$—	$1,495	$—
State Street Bank and Trust Company	$48	$48	$—	$—	$—

(1)Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

(2)In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(3)Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(4)Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the six months ended April 30, 2021 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$(486	)(1)	$194	(2)
Cross currency swaps	$(45	)(3)	$(910	)(4)
Interest Rate Risk
Interest rate futures	$119	(5)	$(28	)(6)
Interest rate swaps	$394	(3)	$127	(4)
Credit Risk
Total return debt swaps	$162	(3)	$(3	)(4)

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:

(1)Net realized gain (loss) on forward foreign currency exchange contracts.

(2)Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)Net realized gain (loss) on swap contracts.

(4)Net change in unrealized appreciation (depreciation) on swap contracts.

(5)Net realized gain (loss) on futures contracts.

(6)Net change in unrealized appreciation (depreciation) on futures contracts.

The average notional amounts of forward foreign currency exchange contracts, short futures contracts, cross-currency swaps, interest rate swaps and total return debt swaps outstanding during the six months ended April 30, 2021, which are indicative of the volumes of these derivative types, were $36,281, $4,790, $45,515, $6,822 and $7,323, respectively.

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

57

Note 7. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of April 30, 2021:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$48,861	$48,160	11%
Senior Secured Loans—Second Lien	3,165	3,297	1%
Senior Secured Bonds	64,954	67,783	16%
Unsecured Bonds	142,571	147,924	35%
Collateralized Loan Obligation (CLO) / Structured Credit	110,776	113,959	27%
Municipal Bonds	5,547	6,711	2%
Emerging Markets Debt	19,770	19,697	5%
Preferred Equity	4,078	4,513	1%
Common Equity	8,094	8,612	2%
Total	$407,816	$420,656	100%

(1)Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of April 30, 2021, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of April 30, 2021, the Fund had unfunded commitments of $2,549. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of April 30, 2021:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$75,909	18%
Oil & Gas	47,691	11%
EUR CLO	34,928	8%
Telecommunications	30,788	7%
Pharmaceuticals	15,505	4%
Healthcare-Services	15,297	4%
Media Entertainment	14,898	4%
Leisure Time	13,938	3%
Retail	13,244	3%
Diversified Financial Services	11,784	3%
Entertainment	10,773	3%
Advertising	10,054	2%
Electric	10,052	2%
Real Estate Investment Trusts	8,403	2%
Internet	8,304	2%
Software	7,926	2%
Chemicals	7,415	2%
Sovereign	7,110	2%
Municipal	6,711	2%
Auto Manufacturers	6,704	2%
Other	63,222	14%
Total	$420,656	100%

Purchases and sales of securities during the six months ended April 30, 2021, other than short-term securities and U.S. government obligations, were $320,557 and $241,604, respectively.

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

58

Note 8. Fair Value of Financial Instruments

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of April 30, 2021, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$45,174	$2,986	$48,160
Senior Secured Loans—Second Lien	—	3,297	—	3,297
Senior Secured Bonds	—	67,721	62	67,783
Unsecured Bonds	—	147,096	828	147,924
Collateralized Loan Obligation (CLO) / Structured Credit	—	111,332	2,627	113,959
Municipal Bonds	—	6,711	—	6,711
Emerging Markets Debt	—	19,697	—	19,697
Preferred Equity	4,306	—	207	4,513
Common Equity	6,675	882	1,055	8,612
Total Investments	10,981	401,910	7,765	420,656
Forward Foreign Currency Exchange Contracts	—	267	—	267
Interest Rate Futures	3	—	—	3
Cross-Currency Swaps	—	192	—	192
Interest Rate Swaps	—	165	—	165
Total Return Debt Swaps	—	—	56	56
Total Assets	$10,984	$402,534	$7,821	$421,339

Liability Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Sold Short	$—	$(448)	$—	$(448)
Forward Foreign Currency Exchange Contracts	—	(254)	—	(254)
Cross-Currency Swaps	—	(1,581)	—	(1,581)
Total Return Debt Swaps	—	—	(99)	(99)
Total Liabilities	$—	$(2,283)	$(99)	$(2,382)

The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Investments that are traded on an active public market are valued at their closing price as of the date of the financial statements and are classified

59

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

as Level 1 within the fair value hierarchy. Except as described above, the Fund’s preferred stock investment is also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.

The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.

The following is a reconciliation for the six months ended April 30, 2021 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Senior Secured Bonds	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$2,798	$694	$—	$829	$2,475	$208	$527	$7,531
Accretion of discount (amortization of premium)	1	—	—	—	—	—	—	1
Realized gain (loss)	—	7	—	—	79	—	—	86
Net change in unrealized appreciation (depreciation)	12	—	—	(1)	53	(1)	25	88
Purchases	9	—	62	—	1,295	—	508	1,874
Sales	—	(701)	—	—	(998)	—	—	(1,699)
Net transfers in or out of Level 3	166	—	—	—	(277)	—	(5)	(116)
Fair value at end of period	$2,986	$—	$62	$828	$2,627	$207	$1,055	$7,765
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$12	$—	$—	$(1)	$87	$(1)	$25	$122

The following is a reconciliation for the six months ended April 30, 2021 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of year	$(40)
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	162
Net change in unrealized appreciation (depreciation)	(3)
Sales and repayments	(162)
Net transfers in or out of Level 3	—
Fair value at end of year	$(43)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$(3)

60

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of April 30, 2021 are as follows:

Type of Investment	Fair Value at April 30, 2021	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Senior Secured Loans - First Lien	$2,500	Market Comparables	Market Yield (%)	7.5% - 9.5%	8.5%
	486	Other(2)	Other(2)	N/A	N/A
Senior Secured Bonds	62	Cost	Cost	$100.0 - $100.0	$100.0
Unsecured Bonds	828	Market Comparables	EBITDA Multiples (x) Market Yield (%)	8.0x - 9.0x 9.1% - 10.3%	8.5x 9.7%
CLO/Structured Credit	1,689 938	Discounted Cash Flow Cost	Discount Rate (%) Cost	4.8% - 5.3% $96.0 - $98.5	5.0% $97.5
Preferred Equity	207	Market Comparables	EBITDA Multiples (x) Market Yield (%)	10.0x - 12.0x 10.0% - 11.4%	11.0x 10.7%
Common Equity	545 2 508	Market Comparables Option Pricing Model Other(2)	EBITDA Multiples (x) Volatility (%) Other(2)	6.0x - 6.5x 40.0% - 40.0% N/A	6.3x 40.0% N/A
Total	$7,765
Total Return Debt Swaps	$(43)	Market Comparables	Market Yield (%)	2.0% - 4.7%	3.3%

(1)For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement. Investments valued using an EBITDA multiple or a revenue multiple pursuant to the market comparables valuation technique may be conducted using an enterprise valuation waterfall analysis. For investments utilizing a discounted cash flow valuation technique, a significant increase (decrease) in the discount rate, in isolation, would result in a significantly lower (higher) fair value measurement. For investments utilizing an option valuation model valuation technique, a significant increase (decrease) in the volatility, in isolation, would result in a significantly higher (lower) fair value measurement.

(2)Fair valued based on expected outcome of proposed corporate transactions or other factors.

Note 9. Financing Arrangement

The following table presents summary information with respect to the Fund’s financing arrangement as of April 30, 2021:

Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$66,875	$68,219(1)	October 26, 2021(2)

(1)The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of April 30, 2021, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

BNP Facility

On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings in U.S. dollars and certain agreed upon foreign currencies. The Fund may borrow on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such borrowings. The Fund may also borrow on a committed basis up to an aggregate principal amount equal to the average outstanding balance over the past ten business days.

The Fund may terminate the BNP facility at any time upon written notice to BNP Paribas. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ written notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.

61

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

Under the BNP Facility, borrowings bear interest at the rate of one-month London Interbank Offered Rate (“LIBOR”) (or the relevant reference rate for any foreign currency borrowings) plus 1.00% per annum. Interest is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Under the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants, reporting requirements and other requirements customary for facilities of this type. The value of securities required to be pledged by the Fund is determined in accordance with the margin requirements described in the BNP Facility agreements. The BNP Facility agreements contain the following events of default and termination events customary for similar financing transactions.

The Fund’s obligations under the BNP Facility are secured by a first priority security interest in the Fund’s assets held at certain specified custody accounts.

The carrying amount outstanding under the BNP Facility approximates its fair value. For the six months ended April 30, 2021, the total interest expense for the BNP Facility was $396.

For the six months ended April 30, 2021, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:

Cash paid for interest expense(1)	$388
Average borrowings	$68,216
Effective interest rate on borrowings at April 30, 2021	1.11%
Weighted average interest rate	1.17%

(1)Interest under the BNP Facility is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Note 10. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.

LIBOR Risk: The Fund is exposed to risks associated with changes in interest rates, including with respect to the phase out of LIBOR. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s investments, investment opportunities and cost of capital and, accordingly, may have a material adverse effect on its investment objectives, its rate of return on invested capital and its ability to service its debt and make distributions to its stockholders. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs, if any.

A portion of the Fund’s investment portfolio consists of senior secured debt with maturities typically ranging from three to seven years. The longer the duration of these securities, generally, the more susceptible they are to changes in market interest rates. As market interest rates increase, those securities with a lower yield-at-cost can experience a mark-to-market unrealized loss. An impairment of the fair market value of the Fund’s investments, even if unrealized, must be reflected in its financial statements for the applicable period and may therefore have a material adverse effect on its results of operations for that period.

Because the Fund incurs indebtedness to make investments, the Fund’s net investment income is dependent, in part, upon the difference between the rate at which the Fund borrows funds or pays interest on outstanding debt securities and the rate at which it invests these funds. An increase in interest rates would make it more expensive to use debt to finance the Fund’s investments or to refinance its current financing arrangements. In addition, certain of the Fund’s financing arrangements provide for adjustments in the loan interest rate along with changes in market interest rates. Therefore, in periods of rising interest rates, the Fund’s cost of funds will increase, which could materially reduce its net investment income. Any reduction in the level of interest rates on new investments relative to interest rates on the Fund’s current investments could also adversely impact its net investment income.

The Fund has and may continue to structure the majority of its debt investments with floating interest rates to position its portfolio for rate increases. However, there can be no assurance that this will successfully mitigate the Fund’s exposure to interest rate risk. For example, in the event of a rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and

62

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

operations and could, over time, lead to increased defaults. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, the Fund’s fixed rate investments may decline in value because the fixed rate of interest paid thereunder may be below market interest rates.

On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and Intercontinental Exchange (“ICE”) Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace an interbank offered rate with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued proposed regulations regarding the tax consequences of the transition from interbank offered rates to new reference rates in debt instruments and non-debt contracts. Under the proposed regulations, to avoid such alteration or modification of the terms of a debt instrument being treated as a taxable exchange, the fair market value of the modified instrument or contract must be substantially equivalent to its fair market value before the qualifying change was made. The IRS may withdraw, amend or finalize, in whole or part, these proposed regulations and/or provide additional guidance, with potential retroactive effect. Furthermore, because a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to the Fund’s debt investments, an increase in interest rates would make it easier for the Fund to meet or exceed the incentive fee hurdle rate in the investment advisory agreement and may result in a substantial increase of the amount of incentive fees payable to the Advisor with respect to pre-incentive fee net investment income

Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

63

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Subordinated Loans Risk: Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an oversecured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated loans are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Below Investment Grade Rating Risk: The Fund may invest unlimited amounts in debt instruments that are rated below investment grade, which are often referred to as “high-yield” securities or “junk bonds.” Below investment grade senior loans, high-yield securities and other similar instruments are rated “Ba1” or lower by Moody’s, “BB+” or lower by S&P or “BB+” or lower by Fitch or, if unrated, are judged by FS Credit Income Advisor to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of a corporate bond and senior loan that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the borrower’s financial condition. Below investment grade corporate bonds and senior loans and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some borrowers issuing such corporate bonds, senior loans and similar debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.

Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by

64

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.

CLOs are generally backed by an asset or a pool of assets (often senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. Holders of structured products bear the risks, including credit risk, of the underlying investments, index or reference obligation and are subject to prepayment and counterparty risks. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The Fund primarily invests in CLOs categorized as the mezzanine tranche, which are made in companies with capital structures having indebtedness ranking ahead of the CLOs.

CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs as discussed above. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.

Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund will be required to implement and comply with new Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional

65

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Pandemic Risk: The spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including, at times, stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and a shareholder’s investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

To satisfy any shareholder repurchase requests during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Fund may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.

The Fund and its investment adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes have been implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The full effect of efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is expected to exceed 100% going forward under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

FS Credit Income Fund

Notes to Unaudited Financial Statements (continued)

(in thousands, except share and per share amounts)

66

Note 11. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments) resulting from the expense limitation agreements.

67

Supplemental Information (Unaudited)

Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure

The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Adviser, the investment sub-adviser to the Fund. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

Board Approval of the Continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting of the Board held on March 9, 2021 (the “Meeting”), the Board, including a majority of those trustees of the Fund who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor (“Independent Trustees”), considered and re-approved: (1) the Fund’s Investment Advisory Agreement between the Fund and FS Credit Income Advisor; and (2) the Sub-Advisory Agreement by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor (together with the Investment Advisory Agreement, the “Advisory Agreements”), each as being in the best interests of the Fund and its shareholders. In approving the Advisory Agreements, the Board considered information furnished and discussed throughout the year at Board meetings and executive sessions with management and counsel, including information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor specifically in relation to the consideration of the re-approval of the Advisory Agreements in response to requests for information from the Independent Trustees and their independent legal counsel.

In their deliberations, the Board considered a range of materials and information regarding the nature, extent and quality of services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor; the past performance of the Fund compared to relevant indices and other registered investment companies that FS Credit Income Advisor believed were relatively comparable to the Fund in terms of structure, investment objectives, portfolio mix and/or other similar criteria (the “Comparable Companies”); the fees and expenses of the Fund compared to Comparable Companies; the possibility of economies of scale that could be passed on to the Fund; and the profitability of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates) as a result of their relationships with the Fund.

In addition to evaluating, among other things, the written information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board also considered the presentations from FS Credit Income Advisor and the GoldenTree Sub-Advisor and the answers to questions posed by the Board to representatives of FS Credit Income Advisor and the GoldenTree Sub- Advisor. The Independent Trustees also met separately in an executive session with their independent legal counsel to review and consider the information provided regarding the Advisory Agreements.

Based on their review, the Board and the Independent Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Advisory Agreements. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board reviewed information describing the financial strength, experience, resources, compliance programs, and key personnel of FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates), including the personnel who provide investment management services to the Fund. With respect to FS Credit Income Advisor, the Board recognized the significant investment of time, capital and human resources provided by FS Credit Income Advisor and its affiliates that has resulted in the successful operation and management of the Fund.

68

Supplemental Information (Unaudited) (continued)

The Board then considered FS Credit Income Advisor’s role in the management of the Fund’s assets, including the oversight and supervision of the GoldenTree Sub-Advisor to ensure that it meets its obligations under the Sub-Advisory Agreement. The Board also noted FS Credit Income Advisor’s description of its procedures to provide ongoing oversight and supervision of the GoldenTree Sub-Advisor’s performance and compliance with the Fund’s compliance procedures, investment objectives, policies and restrictions. The Board noted the administrative services FS Credit Income Advisor provides to the Fund, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. With respect to the GoldenTree Sub-Advisor, the Board considered, among other things, its role in sourcing, vetting and executing on investment decisions on behalf of the Fund, the personnel performing such services, its organizational capability, financial strength and compliance functions and its demonstrated success in the industry.

The Board and the Independent Trustees determined that they were satisfied with the nature, extent and quality of the services provided to the Fund by each of FS Credit Income Advisor and the GoldenTree Sub-Advisor, the expertise and capabilities of FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s personnel, FS Credit Income Advisor’s demonstrated capability to collaborate with and oversee the GoldenTree Sub-Advisor and FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s (or their affiliates, as applicable) financial strength and related capability to allocate resources necessary to successfully manage the Fund’s portfolio.

Review of Investment Performance. The Board and the Independent Trustees considered FS Credit Income Advisor’s explanations as to the Fund’s historical investment performance and determined that they were satisfied with the Fund’s performance as compared to the performance of (i) relevant benchmark indices and (ii) the Comparable Companies. The Board and the Independent Trustees noted that the Fund’s performance outperformed the benchmark indices for the year-to-date, trailing twelve months, trailing thirty-six months and since inception periods ended January 31, 2021. The Board and the Independent Trustees also noted that the Fund’s performance outperformed each of the Comparable Companies and, as a result, outperformed the average performance of the Comparable Companies over each of the trailing twelve months, trailing thirty-six months and since inception periods ended January 31, 2021. The Board and the Independent Trustees also noted that the Fund’s performance outperformed the average performance of the Comparable Companies for the year-to-date period ended January 31, 2021.

Costs of Services Provided and Profits Realized. The Board then considered FS Credit Income Advisor’s investment advisory fee and the gross and net expense ratios (each as a percentage of average net assets) of the Fund’s Class I common shares of beneficial interest. The Board also considered such investment advisory fee and expense ratios as compared to the Comparable Companies. The Board acknowledged FS Credit Income Advisor’s and its affiliates’ financial support of the Fund through the assumption of organization and offering costs and the waiver of reimbursements of and/or paying certain of the Fund’s expenses pursuant to an expense limitation agreement by and between the Fund and FS Credit Income Advisor. The Board also acknowledged FS Credit Income Advisor’s financial strength, the perpetual nature of the expense limitation and continued efforts to develop and allocate resources necessary to continue to successfully manage the Fund. The Independent Trustees considered that the Fund’s investment advisory fees and expense ratios were above the average ratios for the Comparable Companies, though they were generally in line with the Comparable Companies given the range of ratios in the peer group.

The Board then reviewed the profitability information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor and FS Credit Income Advisor’s methodology for determining profitability.

The Board determined that, based on the information reviewed, FS Credit Income Advisor’s management fees, expense ratios and profitability were reasonable in relation to the services rendered to the Fund by FS Credit Income Advisor. With respect to the re-approval of the Sub- Advisory Agreement, the Board determined that it was satisfied with the level of fees paid by FS Credit Income Advisor to the GoldenTree Sub-Advisor given the quality and extent of services provided and that the GoldenTree Sub-Advisor’s fees are reasonable in relation to the services rendered.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered that the advisory fee was meant to provide reasonable compensation once the Fund reaches scale. The Board also considered FS Credit Income Advisor’s commitment to monitor economies of scale on an ongoing basis.

Other Benefits. The Board considered other benefits that may accrue to FS Credit Income Advisor, the GoldenTree Sub-Advisor and their affiliates from their relationships with the Fund, including that an affiliated broker-dealer that serves as the wholesale marketing agent for the Fund’s offering of common shares, may receive compensation for certain sales, promotional and marketing services provided to the Fund in connection with the distribution of certain classes of the Fund’s shares. In addition, the Board noted that FS Credit Income Advisor and the GoldenTree Sub-Advisor may potentially benefit from their relationship with the Fund in the sense that the success of the Fund could attract other business to FS Credit Income Advisor and the GoldenTree Sub-Advisor.

Overall Conclusions. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and that the approval of the continuation of the Advisory Agreements are in the best interests of the Fund. The Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreements for an additional one-year period.

www.fsinvestments.com

© 2021 FS Investments

SAR21-CIF
QES

Item 1. Reports to Shareholders.

(b)The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

FS INVESTMENTS®

Important Shareholder Report(s) Available Online and in Print by Request. Reports contain important information about your fund, including its portfolio holdings and financial statements. We encourage you to review your shareholder report(s) at the website(s) below:

https://fsinvestments.com/fs-interval-funds-reports/
FS Credit Income Fund Semi-Annual Report

You can request a mailed or emailed copy, or elect to receive paper reports in the future by calling or visting (otherwise you will not receive a paper or e-mail copy):

1-877-628-8575
service@fsinvestments.com

Go paperless! Receive communications electronically at

www.fsinvestments.com/edelivery

Aim your mobile device camera here for more information

Item 2. Code of Ethics.

Not applicable to this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report on Form N-CSR.

Item 6. Investments.

(a)The Fund’s unaudited schedule of investments as of April 30, 2021 is included as part of the Semi-Annual Report included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)Not applicable to this semi-annual report on Form N-CSR.

(b)As of the date of filing of this semi-annual report on Form N-CSR, there has been no change in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this semi-annual report on Form N-CSR.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report on Form N- CSR.

Item 11.  Controls and Procedures.

(a)The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)Not applicable to this semi-annual report on Form N-CSR.

(b)Not applicable to this semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1)Not applicable to this semi-annual report on Form N-CSR.

(a)(2)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)Not applicable.

(a)(4)Not applicable.

(b)The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Income Fund

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
Date: July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael C. Forman
Michael C. Forman
President and Chief Executive Officer
(Principal Executive Officer)
Date: July 1, 2021

By:	/s/ Edward T. Gallivan, Jr.
Edward T. Gallivan, Jr.
Chief Financial Officer
(Principal Financial Officer)
Date: July 1, 2021